1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 26                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 27                                                       [X]


                       EVERGREEN SELECT MONEY MARKET TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 26
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 26 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A
                                     ------


     Prospectuses for Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares of Evergreen Institutional
    Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Institutional 100% Treasury
    Money Market Fund (Institutional and Institutional Services shares only),
               Evergreen Prime Cash Management Money Market Fund,
            as supplemented from time to time, are contained herein.

        Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
   Money Market Fund (Institutional Service shares only), as supplemented from time to time, is contained herein.

      Prospectuses (4) for USAA Investment Management Company for Evergreen Institutional Money Market Fund (Participant shares only), Evergreen
 Institutional Municipal Money Market Fund (Participant shares only), Evergreen
   Institutional Money Market Fund (Institutional shares only) and Evergreen
                 Institutional Money Market Fund and Evergreen
            Institutional Municipal Money Market Fund (Institutional
            Service shares only), as supplemented from time to time,
                             are contained herein.

                 Prospectus for SNAP Fund, as supplemented from time to time, is contained in Post-Effective Amendment No. 24 to
     Registration Statement Nos. 333-37227/811-08405 filed on October 25, 2002 and is incorporated by reference herein.


                                     PART B
                                     ------


       Statement of Additional Information for Evergreen Cash Management Money Market Fund, Evergreen Institutional 100% Treasury Money Market
    Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional
      Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund,
               Evergreen Prime Cash Management Money Market Fund,
             as supplemented from time to time, is contained herein.

                Statement of Additional Information for SNAP Fund,
                       as supplemented from time to time,
               is contained in Post-Effective Amendment No. 24 to
    Registration Statement Nos. 333-37227/811-08405 filed on October 25, 2002 and is incorporated by reference herein.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                      PROSPECTUS FOR ADMINISTRATIVE SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Evergreen
Institutional Money Market Funds

Prospectus, July 1, 2003

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund


Administrative shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional Money Market Fund                               2
Evergreen Institutional Municipal Money Market Fund                     4
Evergreen Institutional Treasury Money Market Fund                      6
Evergreen Institutional U.S. Government Money Market Fund               8
Evergreen Prime Cash Management Money Market Fund                      10

GENERAL INFORMATION:

The Funds' Investment Advisor                                          12
Calculating the Share Price                                            12
How to Choose an Evergreen Fund                                        12
How to Buy Shares (Institutional Municipal Money Market Fund)          13
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
Market Fund and Prime Cash Management Money Market Fund)               14
How to Redeem Shares (Institutional Municipal Money Market Fund)       15
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
Other Services                                                         17
The Tax Consequences of Investing in the Funds                         17
Fees and Expenses of the Funds                                         18
Financial Highlights                                                   19
Other Fund Practices                                                   23

     In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:
Current Income Preservation of Capital Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMDXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        4.22        1.81
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.39 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.31%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                      Inception Date of Class          1 year    5 year    10 year    Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Administrative        5/1/2001                         1.81 %    4.66 %    N/A        4.85 %
==============================================================================================================================

1. Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
===============================================================================

                                        Admini-
                                        strative
===============================================================================
===============================================================================

Management Fees                         0.11 %
===============================================================================
===============================================================================

12b-1 Fees                              0.05 %
===============================================================================
===============================================================================

Other Expenses                          0.10 %


===============================================================================
===============================================================================

Total Fund Operating Expenses           0.26 %
===============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
==============================================================================

After:                                                    Administrative
==============================================================================
==============================================================================

1 year                                                    $ 27
==============================================================================
==============================================================================

3 years                                                   $ 84
==============================================================================
==============================================================================

5 years                                                   $ 146
==============================================================================
==============================================================================

10 years                                                  $ 331
==============================================================================

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:
Current Income Exempt from Regular Federal Income Tax Preservation of Capital Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EIDXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================
                                                   3.66         3.61        3.39         4.33        2.87        1.51
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.13 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.27%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                      Inception Date of Class          1 year    5 year    10 year    Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Administrative        5/1/2001                         1.51 %    3.14 %    N/A        3.23 %
==============================================================================================================================

1. Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================

                                         Admini-
                                         strative
==============================================================================
==============================================================================

Management Fees                          0.11 %
==============================================================================
==============================================================================

12b-1 Fees                               0.05 %
==============================================================================
==============================================================================

Other Expenses                           0.11 %

==============================================================================
==============================================================================

Total Fund Operating Expenses            0.27 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
==============================================================================

After:                                                    Administrative
==============================================================================
==============================================================================

1 year                                                    $ 28
==============================================================================
==============================================================================

3 years                                                   $ 87
==============================================================================
==============================================================================

5 years                                                   $ 152
==============================================================================
==============================================================================

10 years                                                  $ 343
==============================================================================

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
Stability of Principal Current Income Liquidity

Principal Investments:
Short-term U.S. Treasury Obligations Repurchase Agreements backed by Short-term
 U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EDTXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.49         5.37        4.92         6.16        3.80        1.62
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.33 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.27%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                      Inception Date of Class          1 year    5 year    10 year    Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Administrative        5/1/2001                         1.62 %    4.36 %    N/A        4.57 %
==============================================================================================================================

1. Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
==============================================================================

                                                        Admini-
                                                        strative
==============================================================================
==============================================================================

Management Fees                                         0.11 %
==============================================================================
==============================================================================

12b-1 Fees                                              0.05 %
==============================================================================
==============================================================================

Other Expenses                                          0.09 %


==============================================================================
==============================================================================

Total Fund Operating Expenses                           0.25 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
==============================================================================

After:                                                    Administrative
==============================================================================
==============================================================================

1 year                                                    $ 26
==============================================================================
==============================================================================

3 years                                                   $ 80
==============================================================================
==============================================================================

5 years                                                   $ 141
==============================================================================
==============================================================================

10 years                                                  $ 318
==============================================================================

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:
Current Income Preservation of Capital Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EGDXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                         6.30        3.87        1.57
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.62 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.33 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.26%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Administrative shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                      Inception Date of Class           1 year    5 year    10 year    Performance Since 10/1/1999
==============================================================================================================================
==============================================================================================================================

Administrative        5/1/2001                          1.57 %    N/A       N/A        4.00 %
==============================================================================================================================

1. Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
============================================================================

                                                Admini-
                                                strative
============================================================================
============================================================================

Management Fees                                 0.12 %
============================================================================
============================================================================

12b-1 Fees                                      0.05 %
============================================================================
============================================================================

Other Expenses                                  0.10 %

============================================================================
============================================================================

Total Fund Operating Expenses 2                 0.27 %
============================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.26% for Administrative shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
===============================================================================

After:                                                    Administrative
===============================================================================
===============================================================================

1 year                                                    $ 28
===============================================================================
===============================================================================

3 years                                                   $ 87
===============================================================================
===============================================================================

5 years                                                   $ 152
===============================================================================
===============================================================================

10 years                                                  $ 343
===============================================================================

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
Current Income Stability of Principal Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Administrative

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Administrative shares of the Fund in each full calendar year since 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Administrative Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Administrative shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================
                      Inception Date of Class           1 year    5 year    10 year    Performance Since 12/2/1993
==============================================================================================================================
==============================================================================================================================

Administrative        6/13/2003                         1.75 %    4.59 %    N/A        4.89 %
==============================================================================================================================

1. Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================

                                                                     Admini-
                                                                     strative
================================================================================
================================================================================

Management Fees                                                      0.30 %
================================================================================
================================================================================

12b-1 Fees                                                           0.05 %
================================================================================
================================================================================

Other Expenses                                                       0.08 %

================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)                        0.43 %
================================================================================
================================================================================

Waiver of Fund Expenses                                              - 0.15 %

================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 3                       0.28 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                    Administrative
================================================================================
================================================================================

1 year                                                    $ 29
================================================================================
================================================================================

3 years                                                   $ 123
================================================================================
================================================================================

5 years                                                   $ 226
================================================================================
================================================================================

10 years                                                  $ 528
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                                                 % of the
                                                                Fund's average
                                                                daily net assets
================================================================================
================================================================================

Institutional Money Market Fund                                      0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                            0.11 %
================================================================================
================================================================================

Institutional Treasury Money Market Fund                             0.11 %
================================================================================
================================================================================

Institutional U.S. Government Money Market Fund                      0.11 %
================================================================================
================================================================================

Prime Cash Management Money Market Fund                              0.10 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Administrative shares in this prospectus.

Administrative shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for    o        Call 1.800.343.2898 (or 1.800.847.5397 for clients
By               clients with more than $1 million in assets)           with more than $1 million in assets) between 8 a.m.
Phone            to set up an account number and get wiring             and 6 p.m. Eastern time, on any business day to
or               instructions.                                          speak with an Evergreen funds service
Wire    o        Instruct your bank to wire or transfer your            representative.
                 purchase (they may charge a wiring fee).      o        If your bank account is set up on file, you can
        o        Complete the account application and mail              request Federal Funds Wire (offers immediate access
                 to:                                                    to funds).

                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400


                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern
                 time for Institutional Municipal Money
                 Market Fund on market trading days will
                 receive dividends starting on the next
                 market trading day. 1
==============================================================================================================================
==============================================================================================================================
By      o       You can make an additional investment by exchange from an existing
Exchange        Evergreen funds account by contacting By your investment professional or by visiting our website at EvergreenInvestments.com. 2 Exchangeo You can only exchange shares from your account within the same class and under the same registration.
        o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
        o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A
                Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES

(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash
                 Management Money Market Fund on market trading
                 days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)

==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be
                               monitored for your protection. We are not
                               responsible for acting on telephone orders we
                               believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require
                               a Signature Guarantee" below for requests that
                               must be made in writing with your signature
                               guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING
IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Administrative shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.05% of the Administrative shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Administrative share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Administrative shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Institutional Money Market Fund
==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

ADMINISTRATIVE SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.017                   0.026

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.017                 - 0.026


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.70 %                  2.63 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 13,017                $ 25,635
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.26 %                  0.27 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.58 %                  2.59 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       19

Institutional Municipal Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

ADMINISTRATIVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.015                   0.018

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.015                 - 0.018

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.46 %                  1.85 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 40,613                $ 17,554
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.27 %                  0.30 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.38 %                  1.60 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       20

Institutional Treasury Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

ADMINISTRATIVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.015                   0.023

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.015                 - 0.023

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.50 %                  2.33 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 14,068                $ 4,771
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.25 %                  0.28 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.37 %                  3.07 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       21

Institutional U.S. Government Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

ADMINISTRATIVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.015                   0.024

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.015                 - 0.024

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.47 %                  2.39 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 1                     $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.10 %                  0.25 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.63 %                  2.96 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                               558063 RV3 (7/03)
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                      PROSPECTUS FOR INSTITUTIONAL SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003

Evergreen
Institutional Money Market Funds

Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund


Institutional shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional 100% Treasury Money Market Fund                 2
Evergreen Institutional Money Market Fund                               4
Evergreen Institutional Municipal Money Market Fund                     6
Evergreen Institutional Treasury Money Market Fund                      8
Evergreen Institutional U.S. Government Money Market Fund              10
Evergreen Prime Cash Management Money Market Fund                      12

GENERAL INFORMATION:

The Funds' Investment Advisor                                          14
Calculating the Share Price                                            14
How to Choose an Evergreen Fund                                        14
How to Buy Shares (Institutional 100% Treasury Money Market Fund and
  Institutional Municipal Money Market Fund)                           15
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
How to Redeem Shares (Institutional 100% Treasury Money Market Fund and
  Institutional Municipal Money Market Fund)                           17
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             18
Other Services                                                         19
The Tax Consequences of Investing in the Funds                         19
Fees and Expenses of the Funds                                         20
Financial Highlights                                                   21
Other Fund Practices                                                   27

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investment:
U.S. Treasury Securities

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EUIXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest and supported by the full faith and credit of the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 12/8/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                4.99        4.72         5.91        3.93        1.60
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.55 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.33 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.25%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/8/1997
==============================================================================================================================
==============================================================================================================================

Institutional        12/8/1997                         1.60 %    4.22 %    N/A         4.24 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1
================================================================================

                                                     Institutional
================================================================================
================================================================================

Management Fees                                      0.21 %
================================================================================
================================================================================

12b-1 Fees                                           0.00 %
================================================================================
================================================================================

Other Expenses                                       0.09 %

================================================================================
================================================================================

Total Fund Operating Expenses 2                      0.30 %
================================================================================

1. These fees have been restated to reflect current fees.

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.29% for Institutional shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 31
================================================================================
================================================================================

3 years                                                    $ 97
================================================================================
================================================================================

5 years                                                    $ 169
================================================================================
================================================================================

10 years                                                   $ 381
================================================================================

Evergreen Institutional Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMIXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        4.26        1.86
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class          1 year    5 year    10 year     Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Institutional        11/19/1996                       1.86 %    4.68 %    N/A         4.87 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                           Institutional
================================================================================
================================================================================

Management Fees                                            0.11 %
================================================================================
================================================================================

12b-1 Fees                                                 0.00 %
================================================================================
================================================================================

Other Expenses                                             0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                              0.21 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 22
================================================================================
================================================================================

3 years                                                    $ 68
================================================================================
================================================================================

5 years                                                    $ 118
================================================================================
================================================================================

10 years                                                   $ 268
================================================================================

Evergreen Institutional Municipal Money Market Fund

FUND FACTS:

Goals:
- Current Income Exempt from Regular Federal Income Tax
- Preservation of Capital
- Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMMXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.
INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.66         3.61        3.39         4.33        2.90        1.56
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.13 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.35 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.28%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class          1 year    5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Institutional        11/20/1996                       1.56 %    3.15 %    N/A         3.24 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                                 Institutional
================================================================================
================================================================================

Management Fees                                                  0.11 %
================================================================================
================================================================================

12b-1 Fees                                                       0.00 %
================================================================================
================================================================================

Other Expenses                                                   0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                                    0.22 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 23
================================================================================
================================================================================

3 years                                                    $ 71
================================================================================
================================================================================

5 years                                                    $ 124
================================================================================
================================================================================

10 years                                                   $ 280
================================================================================

Evergreen Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investments:
Short-term U.S. Treasury Obligations Repurchase Agreements backed by
  Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EIMXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.49         5.37        4.92         6.16        3.84        1.67
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.28%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class          1 year    5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Institutional        11/20/1996                       1.67 %    4.38 %    N/A         4.58 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                               Institutional
================================================================================
================================================================================

Management Fees                                                0.11 %
================================================================================
================================================================================

12b-1 Fees                                                     0.00 %
================================================================================
================================================================================

Other Expenses                                                 0.09 %


================================================================================
================================================================================

Total Fund Operating Expenses                                  0.20 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 20
================================================================================
================================================================================

3 years                                                    $ 64
================================================================================
================================================================================

5 years                                                    $ 113
================================================================================
================================================================================

10 years                                                   $ 255
================================================================================

Evergreen Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EGIXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                         6.30        3.90        1.62
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.62 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.28%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class           1 year    5 year    10 year     Performance Since 10/1/1999
==============================================================================================================================
==============================================================================================================================

Institutional        10/1/1999                         1.62 %    N/A       N/A         4.03 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                                 Institutional
================================================================================
================================================================================

Management Fees                                                  0.12 %
================================================================================
================================================================================

12b-1 Fees                                                       0.00 %
================================================================================
================================================================================

Other Expenses                                                   0.10 %

================================================================================
================================================================================

Total Fund Operating Expenses 1                                  0.22 %
================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.21% for Institutional shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 23
================================================================================
================================================================================

3 years                                                    $ 71
================================================================================
================================================================================

5 years                                                    $ 124
================================================================================
================================================================================

10 years                                                   $ 280
================================================================================

Evergreen Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Stability of Principal
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EPRXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                     Inception Date of Class           1 year    5 year    10 year     Performance Since 12/2/1993
==============================================================================================================================
==============================================================================================================================

Institutional        12/2/1993                         1.75 %    4.59 %    N/A         4.89 %
==============================================================================================================================

1. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================

                                                                 Institutional
================================================================================
================================================================================

Management Fees                                                  0.30 %
================================================================================
================================================================================

12b-1 Fees                                                       0.00 %
================================================================================
================================================================================

Other Expenses                                                   0.08 %

================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)                    0.38 %
================================================================================
================================================================================

Waiver of Fund Expenses                                        - 0.15 %

================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 3                   0.23 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 24
================================================================================
================================================================================

3 years                                                    $ 107
================================================================================
================================================================================

5 years                                                    $ 198
================================================================================
================================================================================

10 years                                                   $ 466
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                                                 % of the
                                                                Fund's average
                                                               daily net assets
================================================================================
================================================================================

Institutional 100% Treasury Money Market Fund                        0.09 %
================================================================================
================================================================================

Institutional Money Market Fund                                      0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                            0.11 %
================================================================================
================================================================================

Institutional Treasury Money Market Fund                             0.11 %
================================================================================
================================================================================

Institutional U.S. Government Money Market Fund                      0.11 %
================================================================================
================================================================================

Prime Cash Management Money Market Fund                              0.10 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; at or before 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional shares in this prospectus.

Institutional shares are offered at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method  Opening an Account                                        Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for       o        Call 1.800.343.2898 (or 1.800.847.5397 for
By               clients with more than $1 million in assets) to           clients with more than $1 million in assets)
Phone            set up an account number and get wiring                   between 8 a.m. and 6 p.m. Eastern time, on any
or               instructions.                                             business day to speak with an Evergreen funds
Wire    o        Instruct your bank to wire or transfer your               service representative.
                 purchase (they may charge a wiring fee).         o        If your bank account is set up on file, you can
        o        Complete the account application and mail to:             request Federal Funds Wire (offers immediate
                                                                           access to funds).
                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400

                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern time
                 for Institutional 100% Treasury Money Market
                 Fund and Institutional Municipal Money Market
                 Fund on market trading days will receive
                 dividends starting on the next market trading
                 day. 1
==============================================================================================================================
==============================================================================================================================
          o       You can make an additional investment by exchange from an existing
                  Evergreen funds account by contacting
By                your investment professional or by visiting our website at EvergreenInvestments.com. 2
Exchange  o       You can only  exchange shares from your account within the same class and under the same registration.
          o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
          o       Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
          o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
          o       Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money
 Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash Management Money
                 Market Fund on market trading days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal
 Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund and prior to 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be  monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
(applicable to Institutional 100% Treasury Money Market Fund and Institutional
 Municipal Money Market Fund only)

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables (excluding Prime Cash Management Money Market Fund) have been derived from financial information audited by KPMG LLP, the Funds' independent auditors, or, for the fiscal years or periods ended prior to February 29, 2001, from financial information audited by other accountants. The tables for Prime Cash Management Money Market Fund have been derived from financial information audited by KPMG, LLP, the Fund's independent auditors, or, for the fiscal years prior to November 30, 2002, have been derived from financial information audited by the predecessor Fund's independent auditors. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Evergreen Institutional 100% Treasury Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================
                                                       2003           2002          2001          2000 1        1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                   $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                  0.015          0.032         0.058         0.047         0.048

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                  - 0.015        - 0.032       - 0.058       - 0.047       - 0.048

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                         $ 1.00         $ 1.00        $ 1.00        $ 1.00        $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                           1.48 %         3.28 %        5.98 %        4.85 %        4.88 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                  $ 487,684      $ 409,199     $ 239,204     $ 352,985     $ 546,122
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                             0.18 %         0.13 %        0.12 %        0.11 %        0.17 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                  1.44 %         3.05 %        5.82 %        4.72 %        4.72 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                                           Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                2003             2002            2001           2000 1         1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period            $ 1.00           $ 1.00          $ 1.00         $ 1.00         $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                           0.017            0.035           0.063          0.053          0.054

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                           - 0.017          - 0.035         - 0.063        - 0.053        - 0.054

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                  $ 1.00           $ 1.00          $ 1.00         $ 1.00         $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                    1.75 %           3.58 %          6.50 %         5.39 %         5.53 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                       $ 19,297,892     $ 11,290,424    $ 6,261,505    $ 3,848,005    $ 2,853,495
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                      0.21 %           0.22 %          0.21 %         0.22 %         0.21 %
==============================================================================================================================
==============================================================================================================================

Net investment income                           1.70 %           3.35 %          6.31 %         5.25 %         5.35 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                                         Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                    2003            2002            2001            2000 1       1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                $ 1.00          $ 1.00          $ 1.00          $ 1.00       $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                               0.015           0.025           0.042           0.035        0.035

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                               - 0.015         - 0.025         - 0.042         - 0.035      - 0.035

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                      $ 1.00          $ 1.00          $ 1.00          $ 1.00       $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                        1.52 %          2.54 %          4.31 %          3.51 %       3.52 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)               $ 2,975,741     $ 1,625,943     $ 1,156,027     $ 937,122    $ 857,242
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                          0.22 %          0.24 %          0.21 %          0.24 %       0.18 %
==============================================================================================================================
==============================================================================================================================

Net investment income                               1.44 %          2.45 %          4.20 %          3.42 %       3.41 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Evergreen Institutional Treasury Money Market Fund
==============================================================================================================================

                                                                               Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                  2003           2002           2001            2000 1         1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period              $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                             0.015          0.032          0.060           0.049          0.051

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                             - 0.015        - 0.032        - 0.060         - 0.049        - 0.051

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                    $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00

==============================================================================================================================
==============================================================================================================================

Total return                                      1.56 %         3.21 %         6.19 %          5.05 %         5.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)             $ 2,222,210    $ 2,439,209    $ 1,784,059     $ 1,685,986    $ 2,061,540
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                        0.20 %         0.23 %         0.19 %          0.18 %         0.21 %
==============================================================================================================================
==============================================================================================================================

Net investment income                             1.56 %         3.12 %         6.01 %          4.92 %         5.10 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Evergreen Institutional U.S. Government Money Market Fund
==============================================================================================================================

                                                                                  Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                              2003            2002            2001            2000 1
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                          $ 1.00          $ 1.00          $ 1.00          $ 1.00

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                         0.015           0.032           0.061           0.022

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                         - 0.015         - 0.032         - 0.061         - 0.022

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                $ 1.00          $ 1.00          $ 1.00          $ 1.00

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return                                                  1.52 %          3.26 %          6.30 %          2.23 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                         $ 719,820       $ 618,793       $ 391,051       $ 138,156
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                    0.21 %          0.20 %          0.20 %          0.20 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                         1.53 %          3.04 %          6.13 %          5.47 %3
==============================================================================================================================

1. For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized


Evergreen Prime Cash Management Money Market Fund
===========================================================  ===================================================================

                                          Year Ended                               Year Ended November 30,
===========================================================  ===================================================================
===========================================================  ===================================================================

                                        February 28, 2003 1    2002 2      2001         2000         1999        1998
===========================================================  ===================================================================
===========================================================  ===================================================================

INSTITUTIONAL SHARES
===========================================================  ===================================================================
===========================================================  ===================================================================

Net asset value, beginning of period      $ 1.00               $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00

===========================================================  ===================================================================
===========================================================  ===================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                     0.003                0.018       0.045        0.062        0.049       0.054

===========================================================  ===================================================================
===========================================================  ===================================================================

==========================================================  ====================================================================
==========================================================  ===================================================================

Distributions to shareholders from
===========================================================  ===================================================================
===========================================================  ===================================================================

Net investment income                     - 0.003              - 0.018     - 0.045      - 0.062      - 0.049     - 0.054

===========================================================  ===================================================================
===========================================================  ===================================================================

=========================================================== ===================================================================
===========================================================  ===================================================================

Net asset value, end of period            $ 1.00               $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00

===========================================================  ===================================================================
===========================================================  ===================================================================

Total return                              0.34 %               1.83 %      4.58 %       6.35 %       5.05 %      5.54 %
===========================================================  ===================================================================
===========================================================  ===================================================================

Ratios and supplemental data
===========================================================  ==================================================================
===========================================================  ===================================================================

Net assets, end of period (thousands)     $ 1,763,107        $1,716,949  $2,301,135  $1,752,274    $1,710,005  $ 1,829,211

===========================================================  ===================================================================
===========================================================  ===================================================================

Ratios to average net assets
===========================================================  ===================================================================
===========================================================  ===================================================================

Expenses 3                                0.18 %4              0.18 %      0.18 %       0.18 %       0.18 %      0.18 %
===========================================================  ===================================================================
===========================================================  ===================================================================

Net investment income                     1.37 %4              1.80 %      4.49 %       6.17 %       4.93 %      5.40 %
===========================================================  ===================================================================

1. For the three months ended February 28, 2003. The fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

2. On June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4. Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                              539894 RV9 (7/03)
                                                        SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                   PROSPECTUS FOR INSTITUTIONAL SERVICE SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003


Evergreen
Institutional Money Market Funds


Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund


Institutional Service shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional 100% Treasury Money Market Fund                 2
Evergreen Institutional Money Market Fund                               4
Evergreen Institutional Municipal Money Market Fund                     6
Evergreen Institutional Treasury Money Market Fund                      8
Evergreen Institutional U.S. Government Money Market Fund              10
Evergreen Prime Cash Management Money Market Fund                      12

GENERAL INFORMATION:

The Funds' Investment Advisor                                          14
Calculating the Share Price                                            14
How to Choose an Evergreen Fund                                        14
How to Buy Shares (Institutional 100% Treasury Money Market Fund and
  Institutional Municipal Money Market Fund)                           15
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
How to Redeem Shares (Institutional 100% Treasury Money Market Fund and
  Institutional Municipal Money Market Fund)                           17
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             18
Other Services                                                         19
The Tax Consequences of Investing in the Funds                         19
Fees and Expenses of the Funds                                         20
Financial Highlights                                                   21
Other Fund Practices                                                   27

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investment:
U.S. Treasury Securities

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC
NASDAQ Symbol:

ESIXX
Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest and supported by the full faith and credit of the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 12/22/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                4.73        4.45         5.65        3.67        1.35
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.49 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.27 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.18%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 12/22/1997
==============================================================================================================================
==============================================================================================================================

Institutional Service        12/22/1997                     1.35 %   3.96 %    N/A       3.97 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1
===============================================================================

                                                    Institutional Service
===============================================================================
===============================================================================

Management Fees                                     0.21 %
===============================================================================
===============================================================================

12b-1 Fees                                          0.25 %
===============================================================================
===============================================================================

Other Expenses                                      0.09 %


===============================================================================
===============================================================================

Total Fund Operating Expenses 2                     0.55 %
===============================================================================

1. These fees have been restated to reflect current fees.

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.54% for Institutional Service shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
===============================================================================

After:                                             Institutional Service
===============================================================================
===============================================================================

1 year                                             $ 56
===============================================================================
===============================================================================

3 years                                            $ 176
===============================================================================
===============================================================================

5 years                                            $ 307
===============================================================================
===============================================================================

10 years                                           $ 689
===============================================================================

Evergreen Institutional Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMSXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.44         5.36        4.99         6.20        4.00        1.61
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.26%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/26/1996
==============================================================================================================================
==============================================================================================================================

Institutional Service        11/26/1996                     1.61 %   4.42 %    N/A       4.60 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================
                                                      Institutional Service
================================================================================
================================================================================

Management Fees                                       0.11 %
================================================================================
================================================================================

12b-1 Fees                                            0.25 %
================================================================================
================================================================================

Other Expenses                                        0.10 %

================================================================================
================================================================================

Total Fund Operating Expenses                         0.46 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 47
================================================================================
================================================================================

3 years                                            $ 148
================================================================================
================================================================================

5 years                                            $ 258
================================================================================
================================================================================

10 years                                           $ 579
================================================================================

Evergreen Institutional Municipal Money Market Fund

FUND FACTS:

Goals:
- Current Income Exempt from Regular Federal Income Tax
- Preservation of Capital
- Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EISXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.40         3.35        3.14         4.07        2.65        1.30
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.07 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.29 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.22%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/25/1996
==============================================================================================================================
==============================================================================================================================

Institutional Service        11/25/1996                     1.30 %   2.90 %    N/A       2.99 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                Institutional Service
================================================================================
================================================================================

Management Fees                                 0.11 %
================================================================================
================================================================================

12b-1 Fees                                      0.25 %
================================================================================
================================================================================

Other Expenses                                  0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                   0.47 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 48
================================================================================
================================================================================

3 years                                            $ 151
================================================================================
================================================================================

5 years                                            $ 263
================================================================================
================================================================================

10 years                                           $ 591
================================================================================

Evergreen Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investments:
Short-term U.S. Treasury Obligations Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EITXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/27/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.23         5.11        4.66         5.90        3.58        1.42
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.53 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.28 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.22%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================
                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/27/1996
==============================================================================================================================
==============================================================================================================================

Institutional Service        11/27/1996                     1.42 %   4.12 %    N/A       4.32 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                 Institutional Service
================================================================================
================================================================================

Management Fees                                  0.11 %
================================================================================
================================================================================

12b-1 Fees                                       0.25 %
================================================================================
================================================================================

Other Expenses                                   0.09 %


================================================================================
================================================================================

Total Fund Operating Expenses                    0.45 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 46
================================================================================
================================================================================

3 years                                            $ 144
================================================================================
================================================================================

5 years                                            $ 252
================================================================================
================================================================================

10 years                                           $ 567
================================================================================

Evergreen Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EGSXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                         6.03        3.64        1.37
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.56 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.28 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.22%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                              Inception Date of Class        1 year   5 year   10 year    Performance Since 10/1/1999
==============================================================================================================================
==============================================================================================================================

Institutional Service         10/1/1999                      1.37 %   N/A      N/A        3.77 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                  Institutional Service
================================================================================
================================================================================

Management Fees                                   0.12 %
================================================================================
================================================================================

12b-1 Fees                                        0.25 %
================================================================================
================================================================================

Other Expenses                                    0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses 1                   0.47 %
================================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.46% for Institutional Service Shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 48
================================================================================
================================================================================

3 years                                            $ 151
================================================================================
================================================================================

5 years                                            $ 263
================================================================================
================================================================================

10 years                                           $ 591
================================================================================

Evergreen Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Stability of Principal
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                              Inception Date of Class        1 year   5 year   10 year    Performance Since 12/2/1993
==============================================================================================================================
==============================================================================================================================

Institutional Service         6/13/2003                      1.75 %   4.59 %   N/A        4.89 %
==============================================================================================================================

1. Historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Institutional Service shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.25% for Institutional Service shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================

                                                           Institutional Service
================================================================================
================================================================================

Management Fees                                             0.30 %
================================================================================
================================================================================

12b-1 Fees                                                  0.25 %
================================================================================
================================================================================

Other Expenses                                              0.08 %


================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)               0.63 %
================================================================================
================================================================================

Waiver of Fund Expenses                                     - 0.15 %


================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 3              0.48 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower. Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 49
================================================================================
================================================================================

3 years                                            $ 187
================================================================================
================================================================================

5 years                                            $ 336
================================================================================
================================================================================

10 years                                           $ 772
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                                             % of the Fund's
                                                                 average daily
                                                                 net assets
================================================================================
================================================================================

Institutional 100% Treasury Money Market Fund                        0.09 %
================================================================================
================================================================================

Institutional Money Market Fund                                      0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                            0.11 %
================================================================================
================================================================================

Institutional Treasury Money Market Fund                             0.11 %
================================================================================
================================================================================

Institutional U.S. Government Money Market Fund                      0.11 %
================================================================================
================================================================================

Prime Cash Management Money Market Fund                              0.10 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; at or before 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional Service shares in this prospectus.

Institutional Service shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method  Opening an Account                                        Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for       o        Call 1.800.343.2898 (or 1.800.847.5397 for
By               clients with more than $1 million in assets) to           clients with more than $1 million in assets)
Phone            set up an account number and get wiring                   between 8 a.m. and 6 p.m. Eastern time, on any
or               instructions.                                             business day to speak with an Evergreen funds
Wire    o        Instruct your bank to wire or transfer your               service representative.
                 purchase (they may charge a wiring fee).         o        If your bank account is set up on file, you can
        o        Complete the account application and mail to:             request Federal Funds Wire (offers immediate
                                                                           access to funds).
                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400

                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern time
                 for Institutional 100% Treasury Money Market
                 Fund and Institutional Municipal Money Market
                 Fund on market trading days will receive
                 dividends starting on the next market trading
                 day. 1
==============================================================================================================================
==============================================================================================================================
          o       You can make an additional investment by exchange from an existing
                  Evergreen funds account by contacting
By                your investment professional or by visiting our website at EvergreenInvestments.com. 2
Exchange  o       You can only  exchange shares from your account within the same class and under the same registration.
          o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
          o       Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
          o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
          o       Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money
 Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash Management Money
                 Market Fund on market trading days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional 100% Treasury Money Market Fund and Institutional Municipal
 Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund and prior to 12:30 p.m. Eastern time for Institutional 100% Treasury Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be  monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year. Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes. Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees will increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use a portion of the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP or for the fiscal year or periods ended prior to February 29, 2000, from financial information audited by other accountants. Institutional Service shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Evergreen Institutional 100% Treasury Money Market Fund
==============================================================================================================================

                                                        Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                       2003          2002           2001          2000 1        1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                    $ 1.00        $ 1.00         $ 1.00        $ 1.00        $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                   0.012         0.030          0.056         0.045         0.045


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                   - 0.012       - 0.030        - 0.056       - 0.045       - 0.045


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                          $ 1.00        $ 1.00         $ 1.00        $ 1.00        $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                            1.23 %        3.02 %         5.71 %        4.59 %        4.62 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                   $ 364,153     $ 219,117      $ 284,237     $ 178,432     $ 98,426
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                              0.43 %        0.38 %         0.37 %        0.36 %        0.40 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                   1.19 %        3.01 %         5.60 %        4.57 %        4.41 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.



Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                 Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                 2003            2002           2001           2000 1          1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period             $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                            0.015           0.033          0.061          0.050           0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                            - 0.015         - 0.033        - 0.061        - 0.050         - 0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                   $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                     1.49 %          3.32 %         6.23 %         5.13 %          5.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                        $ 3,082,949     $ 3,896,538    $ 3,258,376    $ 2,699,653     $ 2,242,693
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                       0.46 %          0.47 %         0.45 %         0.47 %          0.46 %
==============================================================================================================================
==============================================================================================================================

Net investment income                            1.50 %          3.21 %         6.05 %         5.00 %          5.12 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.


Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                       Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                       2003          2002          2001 1        2000           1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                   $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                  0.013         0.023         0.040         0.032          0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                  - 0.013       - 0.023       - 0.040       - 0.032        - 0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                         $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                           1.26 %        2.29 %        4.05 %        3.26 %         3.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                              $ 640,823     $ 590,476     $ 452,310     $ 129,041      $ 144,002
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                             0.47 %        0.49 %        0.46 %        0.48 %         0.42 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                  1.20 %        2.22 %        3.92 %        3.18 %         3.17 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.



Evergreen Institutional Treasury Money Market Fund
==============================================================================================================================

                                                  Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                  2003           2002           2001            2000 1         1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period              $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                             0.013          0.029          0.058           0.047          0.049


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                             - 0.013        - 0.029        - 0.058         - 0.047        - 0.049


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                    $ 1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                      1.30 %         2.95 %         5.93 %          4.79 %         4.97 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)             $ 2,362,269    $ 1,885,874    $ 1,550,308     $ 1,506,949    $ 1,471,842
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                        0.45 %         0.48 %         0.44 %          0.43 %         0.45 %
==============================================================================================================================
==============================================================================================================================

Net investment income                             1.26 %         2.85 %         5.77 %          4.67 %         4.81 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.


Evergreen  Institutional U.S. Government Money Market Fund
==============================================================================================================================

                                                                Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                2003            2002            2001             2000 1
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                            $ 1.00          $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                           0.013           0.030           0.059            0.021


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                           - 0.013         - 0.030         - 0.059          - 0.021


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                  $ 1.00          $ 1.00          $ 1.00           $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                    1.26 %          3.00 %          6.04 %           2.11 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                           $ 239,264       $ 207,397       $ 127,569        $ 8
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                      0.46 %          0.45 %          0.45 %           0.48 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                           1.28 %          2.94 %          5.91 %           4.59 %3
==============================================================================================================================

1. For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                               539893 RV9 (7/03)
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                         PROSPECTUS FOR INVESTOR SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003

Evergreen Institutional Money Market Funds


Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

Investor shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional Money Market Fund                               2
Evergreen Institutional Municipal Money Market Fund                     4
Evergreen Institutional Treasury Money Market Fund                      6
Evergreen Institutional U.S. Government Money Market Fund               8
Evergreen Prime Cash Management Money Market Fund                      10

GENERAL INFORMATION:

The Funds' Investment Advisor                                          12
Calculating the Share Price                                            12
How to Choose an Evergreen Fund                                        12
How to Buy Shares (Institutional Municipal Money Market Fund)          13
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
Market Fund and Prime Cash Management Money Market Fund)               14
How to Redeem Shares (Institutional Municipal Money Market Fund)       15
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
Other Services                                                         17
The Tax Consequences of Investing in the Funds                         17
Fees and Expenses of the Funds                                         18
Financial Highlights                                                   19
Other Fund Practices                                                   23

     In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

                                              INSTITUTIONAL MONEY MARKET FUNDS 1

Institutional Money Market Fund

FUND FACTS:
Goals:

Current Income
Preservation of Capital
Liquidity

Principal Investment:

Money Market Instruments

Class of Shares
Offered in this
Prospectus:

Investor

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

EMNXX

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

2 INSTITUTIONAL MONEY MARKET FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
                                                   5.70         5.63        5.25         6.46        4.19        1.76
==============================================================================================================================
Best Quarter:                              4th Quarter 2000                         + 1.66 %1
==============================================================================================================================
Worst Quarter:                             4th Quarter 2002                         + 0.38 %
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is +0.30%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/19/1996
==============================================================================================================================
Investor       5/1/2001                           1.76 %     4.65 %    N/A         4.84 %
==============================================================================================================================

1. Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================
                                             Investor
================================================================================
Management Fees                              0.11 %
================================================================================
12b-1 Fees                                   0.10 %
================================================================================
Other Expenses                               0.10 %
================================================================================
Total Fund Operating Expenses                0.31 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================
After:                                                          Investor
================================================================================
1 year                                                          $ 32
================================================================================
3 years                                                         $ 100
================================================================================
5 years                                                         $ 174
================================================================================
10 years                                                        $ 393
================================================================================

                                              INSTITUTIONAL MONEY MARKET FUNDS 3

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

Current Income
Exempt from Regular
Federal Income Tax
Preservation of Capital
Liquidity

Principal Investment:

Municipal Money Market Securities

Class of Shares
Offered in this
Prospectus:

Investor

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

EINXX

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

4 INSTITUTIONAL MONEY MARKET FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
                                                   3.66         3.61        3.39         4.33        2.84        1.46
==============================================================================================================================
Best Quarter:                              2nd Quarter 2000                         + 1.13 %1
==============================================================================================================================
Worst Quarter:                             1st Quarter 2002                         + 0.33 %
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is +0.26%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
Investor       5/1/2001                           1.46 %     3.12 %    N/A         3.22 %
==============================================================================================================================

1. Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                              Investor
================================================================================
Management Fees                               0.11 %
================================================================================
12b-1 Fees                                    0.10 %
================================================================================
Other Expenses                                0.11 %
================================================================================
Total Fund Operating Expenses                 0.32 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                          Investor
================================================================================
1 year                                                          $ 33
================================================================================
3 years                                                         $ 103
================================================================================
5 years                                                         $ 180
================================================================================
10 years                                                        $ 406
================================================================================

                                              INSTITUTIONAL MONEY MARKET FUNDS 5

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

Stability of Principal
Current Income
Liquidity

Principal Investments:

Short-term U.S. Treasury Obligations
Repurchase Agreements backed by Short-term
U.S. Treasury Obligations

Class of Shares
Offered in this
Prospectus:

Investor

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

ENTXX

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

6 INSTITUTIONAL MONEY MARKET FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
                                                   5.49         5.37        4.92         6.16        3.77        1.57
==============================================================================================================================
Best Quarter:                              4th Quarter 2000                         + 1.60 %1
==============================================================================================================================
Worst Quarter:                             4th Quarter 2002                         + 0.32 %
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is +0.26%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
Investor       5/1/2001                           1.57 %     4.35 %    N/A         4.55 %
==============================================================================================================================

1. Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                             Investor
================================================================================
Management Fees                              0.11 %
================================================================================
12b-1 Fees                                   0.10 %
================================================================================
Other Expenses                               0.09 %
================================================================================
Total Fund Operating Expenses                0.30 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                                          Investor
================================================================================
1 year                                                          $ 31
================================================================================
3 years                                                         $ 97
================================================================================
5 years                                                         $ 169
================================================================================
10 years                                                        $ 381
================================================================================

                                              INSTITUTIONAL MONEY MARKET FUNDS 7

Institutional U.S. Government Money Market Fund

FUND FACTS:
Goals:

Current Income
Preservation of Capital
Liquidity

Principal Investment:

Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:

Investor

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

EGNXX

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

8 INSTITUTIONAL MONEY MARKET FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Investor Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
                                                                                         6.30        3.83        1.52
==============================================================================================================================
Best Quarter:                              4th Quarter 2000                         + 1.62 %1
==============================================================================================================================
Worst Quarter:                             4th Quarter 2002                         + 0.32 %
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is +0.25%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Investor shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class             1 year    5 year     10 year     Performance Since 10/1/1999
==============================================================================================================================
Investor       5/1/2001                            1.52 %    N/A        N/A         3.98 %
==============================================================================================================================

1. Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================
                                                 Investor
================================================================================
Management Fees                                  0.12 %
================================================================================
12b-1 Fees                                       0.10 %
================================================================================
Other Expenses                                   0.10 %
================================================================================
Total Fund Operating Expenses 2                  0.32 %
================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.31% for Investor shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================
After:                                                          Investor
================================================================================
1 year                                                          $ 33
================================================================================
3 years                                                         $ 103
================================================================================
5 years                                                         $ 180
================================================================================
10 years                                                        $ 406
================================================================================
                                              INSTITUTIONAL MONEY MARKET FUNDS 9

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

Current Income
Stability of Principal
Liquidity

Principal Investment:

Money Market Instruments

Class of Shares
Offered in this
Prospectus:

Investor

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

10 INSTITUTIONAL MONEY MARKET FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Investor shares of the Fund in each full calendar year since 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%) 1

==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================
Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
Year-to-date total return as of 3/31/2003 is +0.32%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Investor shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================
               Inception Date of Class             1 year    5 year     10 year     Performance Since 12/2/1993
==============================================================================================================================
Investor       6/13/2003                           1.75 %    4.59 %     N/A         4.89 %
==============================================================================================================================

1. Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================
                                                           Investor
================================================================================
Management Fees                                            0.30 %
================================================================================
12b-1 Fees                                                 0.10 %
================================================================================
Other Expenses                                             0.08 %
================================================================================
Total Fund Operating Expenses (Before Waiver)              0.48 %
================================================================================
Waiver of Fund Expenses                                    - 0.15 %
================================================================================
Total Fund Operating Expenses (After Waiver) 3             0.33 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================
After:                                                          Investor
================================================================================
1 year                                                          $ 34
================================================================================
3 years                                                         $ 139
================================================================================
5 years                                                         $ 254
================================================================================
10 years                                                        $ 589
================================================================================

                                             INSTITUTIONAL MONEY MARKET FUNDS 11

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:

==============================================================================================================================
Fund                                                                 % of the Fund's average daily net assets
==============================================================================================================================
Institutional Money Market Fund                                      0.11 %
==============================================================================================================================
Institutional Municipal Money Market Fund                            0.11 %
==============================================================================================================================
Institutional Treasury Money Market Fund                             0.11 %
==============================================================================================================================
Institutional U.S. Government Money Market Fund                      0.11 %
==============================================================================================================================
Prime Cash Management Money Market Fund                              0.10 %
==============================================================================================================================

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Investor shares in this prospectus.

Investor shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

12 INSTITUTIONAL MONEY MARKET FUNDS

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for    o        Call 1.800.343.2898 (or 1.800.847.5397 for clients
By               clients with more than $1 million in assets)           with more than $1 million in assets) between 8 a.m.
Phone            to set up an account number and get wiring             and 6 p.m. Eastern time, on any business day to
or               instructions.                                          speak with an Evergreen funds service
Wire    o        Instruct your bank to wire or transfer your            representative.
                 purchase (they may charge a wiring fee).      o        If your bank account is set up on file, you can
        o        Complete the account application and mail              request Federal Funds Wire (offers immediate access
                 to:                                                    to funds).

                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400


                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern
                 time for Institutional Municipal Money
                 Market Fund on market trading days will
                 receive dividends starting on the next
                 market trading day. 1
==============================================================================================================================
==============================================================================================================================
By      o       You can make an additional investment by exchange from an existing
Exchange        Evergreen funds account by contacting By your investment professional or by visiting our website at EvergreenInvestments.com. 2
        o       You can only exchange shares from your account within the same class and under the same registration.
        o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
        o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A
                Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

                                             INSTITUTIONAL MONEY MARKET FUNDS 13

HOW TO BUY SHARES

(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash
                 Management Money Market Fund on market trading
                 days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)

==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

14 INSTITUTIONAL MONEY MARKET FUNDS

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

                                             INSTITUTIONAL MONEY MARKET FUNDS 15

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be
                               monitored for your protection. We are not
                               responsible for acting on telephone orders we
                               believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require
                               a Signature Guarantee" below for requests that
                               must be made in writing with your signature
                               guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

16 INSTITUTIONAL MONEY MARKET FUNDS

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend  and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

                                             INSTITUTIONAL MONEY MARKET FUNDS 17

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Investor shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.10% of the Investor shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

18 INSTITUTIONAL MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Investor share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Investor shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Institutional Money Market Fund

==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
INVESTOR SHARES
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
Income from investment operations
==============================================================================================================================
Net investment income                                                        0.016                   0.026
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
Net investment income                                                        - 0.016                 - 0.026
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
Total return                                                                 1.65 %                  2.59 %
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 252,560               $ 123,849
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
Expenses 2                                                                   0.31 %                  0.32 %3
==============================================================================================================================
Net investment income                                                        1.59 %                  2.91 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                             INSTITUTIONAL MONEY MARKET FUNDS 19

Institutional Municipal Money Market Fund

==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
INVESTOR SHARES
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
Income from investment operations
==============================================================================================================================
Net investment income                                                        0.014                   0.018
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
Net investment income                                                        - 0.014                 - 0.018
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
Total return                                                                 1.41 %                  1.81 %
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 170,377               $ 6,240
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
Expenses 2                                                                   0.32 %                  0.35 %3
==============================================================================================================================
Net investment income                                                        1.28 %                  2.04 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

20 INSTITUTIONAL MONEY MARKET FUNDS

Institutional Treasury Money Market Fund

==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
INVESTOR SHARES
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
Income from investment operations
==============================================================================================================================
Net investment income                                                        0.014                   0.023
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
Net investment income                                                        - 0.014                 - 0.023
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
Total return                                                                 1.45 %                  2.29 %
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 158,831               $ 1,242
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
Expenses 2                                                                   0.30 %                  0.34 %3
==============================================================================================================================
Net investment income                                                        1.40 %                  3.02 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                             INSTITUTIONAL MONEY MARKET FUNDS 21

Institutional U.S. Government Money Market Fund

==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
INVESTOR SHARES
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
Income from investment operations
==============================================================================================================================
Net investment income                                                        0.014                   0.023
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
Net investment income                                                        - 0.014                 - 0.023
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
Total return                                                                 1.42 %                  2.35 %
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 11,316                $ 1
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
Expenses 2                                                                   0.32 %                  0.30 %3
==============================================================================================================================
Net investment income                                                        1.13 %                  2.90 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

22 INSTITUTIONAL MONEY MARKET FUNDS

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

                                             INSTITUTIONAL MONEY MARKET FUNDS 23

Evergreen Funds

Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

24 INSTITUTIONAL MONEY MARKET FUNDS

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to

o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares

Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information

Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                               558065 RV3 (7/03)
                                                         SEC File No.: 811-08405

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                        PROSPECTUS FOR PARTICIPANT SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003

Evergreen
Institutional Money Market Funds


Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

Participant shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional Money Market Fund                               2
Evergreen Institutional Municipal Money Market Fund                     4
Evergreen Institutional Treasury Money Market Fund                      6
Evergreen Institutional U.S. Government Money Market Fund               8
Evergreen Prime Cash Management Money Market Fund                      10

GENERAL INFORMATION:

The Funds' Investment Advisor                                          12
Calculating the Share Price                                            12
How to Choose an Evergreen Fund                                        12
How to Buy Shares (Institutional Municipal Money Market Fund)          13
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
Market Fund and Prime Cash Management Money Market Fund)               14
How to Redeem Shares (Institutional Municipal Money Market Fund)       15
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
Other Services                                                         17
The Tax Consequences of Investing in the Funds                         17
Fees and Expenses of the Funds                                         18
Financial Highlights                                                   19
Other Fund Practices                                                   23

     In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks
Institutional Money Market Funds

typically rely on a combination of the following strategies:
o    maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o    are seeking a fund for short-term investment; and
o    are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Risk Factors For All Mutual Funds Please remember that an investment in a mutual fund is:

o    not guaranteed to achieve its investment goal;
o    not a deposit with a bank;
o    not insured,  endorsed or guaranteed by the FDIC or any government  agency;
     and
o    subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit  Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:
o  Current Income
o  Preservation of Capital
o  Liquidity

Principal Investment:
o  Money Market Instruments

Class of Shares Offered in this Prospectus:
o  Participant

Investment Advisor:
o  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
o  EMPXX

Dividend Payment Schedule:
o  Monthly

INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1. The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations. The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1
  1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
                                                     5.70         5.63        5.25         6.46        3.91        1.36

  Best Quarter:                                 4th Quarter 2000                                 + 1.66 %1
  Worst Quarter:                                4th Quarter 2002                                 + 0.28 %

  Year-to-date total return as of 3/31/2003 is +0.20%.

The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

                    Inception Date of Class        1 year      5 year      10 year     Performance Since
                                                                                       11/19/1996
Participant         5/1/2001                       1.36 %      4.51 %      N/A         4.72 %

1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                      Participant
  Management Fees                     0.11 %
  12b-1 Fees                          0.50 %
  Other Expenses                      0.10 %
                                      ------
  Total Fund Operating Expenses       0.71 %

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:          Participant
  1 year        $73
  3 years       $227
  5 years       $395
  10 years      $883

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

o  Current Income Exempt from Regular Federal Income Tax
o  Preservation of Capital
o  Liquidity

Principal Investment:
o  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o  Participant

Investment Advisor:
o  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
o  EIPXX

Dividend Payment Schedule:
o  Monthly

INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1993   1994  1995  1996  1997  1998  1999 2000  2001  2002

                         3.66  3.61  3.39 4.33  2.56  1.05

Best Quarter    2nd Quarter 2000    +1.13%1
Worst Quarter   1st Quarter 2002    +0.23%

Year-to-date total return as of 3/31/2003 is +0.16%.

The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1


                Inception  1 year  5 year  10 year Performance
                Date                                Since
                of                                  11/20/1996
                Class

Participant     5/1/2001    1.05%   2.98%   N/A     3.10%

1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                        Participant

Management Fees                                         0.11%
12b-1 Fees                                              0.50%
Other Expenses                                          0.11%
                                                        -----
Total Fund Operating Expenses                           0.72%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:
                                Participant
1 year                          $74
3 years                         $230
5 years                         $401
10 years                        $894

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
o  Stability of Principal
o  Current Income
o  Liquidity

Principal Investments:
o  Short-term U.S. Treasury Obligations
o  Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
o  Participant

Investment Advisor:
o  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
o  ESTXX

Dividend Payment Schedule:
o  Monthly

INVESTMENT GOAL
The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1. The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The Fund maintains an average dollar-weighted maturity of 60 days or less. The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1993   1994  1995  1996  1997  1998  1999 2000  2001  2002

                         5.49  5.37  4.92 6.16  3.49  1.16

Best Quarter:           4th Quarter 2000        +1.60%1
Worst Quarter:          4th Quarter 2002        +0.22%

Year-to-date total return as of 3/31/2003 is +0.16%.

The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

                        Inception                                Performance
                        Date of                                  Since
                        Class        1 year     5 year  10 year  11/20/1996
Participant             5/1/2001     1.16%      4.21%   N/A      4.44%


1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                        Participant
Management Fees                                         0.11%
12b-1 Fees                                              0.50%
Other Expenses                                          0.09%
                                                        -----
Total Fund Operating Expenses                           0.70%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
                                Participant
After:
1 year                          $72
3 years                         $224
5 years                         $390
10 years                        $871

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:
o  Current Income
o  Preservation of Capital
o  Liquidity

Principal Investment:
o  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
o  Participant

Investment Advisor:
o  Evergreen
   Investment
   Management
   Company, LLC

NASDAQ Symbol:
o  EGPXX

Dividend Payment Schedule:
o  Monthly

INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1. The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.


The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Year-by-Year Total Return for Participant Shares (%) 1

1993   1994  1995  1996  1997  1998  1999 2000  2001  2002

                                          6.30  3.56  1.11


Best Quarter:           4th Quarter 2000        +1.62%1
Worst Quarter:          4th Quarter 2002        +0.22%


Year-to-date total return as of 3/31/2003 is +0.15%.

The next table lists the Fund's average annual total return for Participant shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

                        Inception                                Performance
                        Date of                                   Since
                        Class       1 year      5 year  10 year  10/1/1999
Participant             5/1/2001    1.11%       N/A     N/A      3.77%


1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                        Participant
Management Fees                                         0.12%
12b-1 Fees                                              0.50%
Other Expenses                                          0.10%
                                                        -----
Total Fund Operating Expenses                           0.72%

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.71% for Participant shares. The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses


                             Participant
After:
1 year                          $74
3 years                         $230
5 years                         $401
10 years                        $894

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
o  Current Income
o  Stability of Principal
o  Liquidity

Principal Investment:
o  Money Market Instruments

Class of Shares Offered in this Prospectus:
o  Participant

Investment Advisor:
o  Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
o  Monthly

INVESTMENT GOAL
The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1. The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1

1993   1994  1995  1996  1997  1998  1999 2000  2001  2002

       4.24  5.96  5.42  5.57  5.49  5.11 6.43  4.21  1.75

Best Quarter:        4th Quarter 2000   +1.65%1
Worst Quarter:       4th Quarter 2002   +0.40%1

Year-to-date total return as of 3/31/2003 is +0.32%. 1

The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1

                Inception                                       Performance
                Date of                                         Since
                Class           1 year     5 year       10 year 12/2/1993
Participant     6/13/2003       1.75%      4.59%        N/A     4.89%


1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower. To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.


EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004. You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2

                                                        Participant
Management Fees                                         0.30%
12b-1 Fees                                              0.50%
Other Expenses                                          0.08%
                                                        ------
Total Fund Operating Expenses (Before Waiver)           0.88%
Waiver of Fund Expenses                                 -0.15%
                                                        ------
Total Fund Operating Expenses (After Waiver)3           0.73%


2.   These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                                        Participant
After:
1 year                                  $75
3 years                                 $266
5 years                                 $473
10 years                                $1,071

THE FUNDS' INVESTMENT ADVISOR
An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
                                                % of the Fund's
                                                average daily net
                                                assets

Fund
Institutional Money Market Fund                 0.11%
Institutional Municipal Money Market Fund       0.11%
Institutional Treasury Money Market Fund        0.11%
Institutional U.S. Government Money Market Fund 0.11%
Prime Cash Management Money Market Fund         0.10%


CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND When choosing an Evergreen fund, you should:

o    Most  importantly,  read the  prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Participant shares in this prospectus.

Participant shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI). [GRAPHIC OMITTED]

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for    o        Call 1.800.343.2898 (or 1.800.847.5397 for clients
By               clients with more than $1 million in assets)           with more than $1 million in assets) between 8 a.m.
Phone            to set up an account number and get wiring             and 6 p.m. Eastern time, on any business day to
or               instructions.                                          speak with an Evergreen funds service
Wire    o        Instruct your bank to wire or transfer your            representative.
                 purchase (they may charge a wiring fee).      o        If your bank account is set up on file, you can
        o        Complete the account application and mail              request Federal Funds Wire (offers immediate access
                 to:                                                    to funds).

                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400


                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern
                 time for Institutional Municipal Money
                 Market Fund on market trading days will
                 receive dividends starting on the next
                 market trading day. 1
==============================================================================================================================
==============================================================================================================================
By      o       You can make an additional investment by exchange from an existing
Exchange        Evergreen funds account by contacting By your investment professional or by visiting our website at EvergreenInvestments.com. 2 Exchangeo You can only exchange shares from your account within the same class and under the same registration.
        o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
        o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A
                Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES

(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash
                 Management Money Market Fund on market trading
                 days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)

==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be
                               monitored for your protection. We are not
                               responsible for acting on telephone orders we
                               believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require
                               a Signature Guarantee" below for requests that
                               must be made in writing with your signature
                               guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement. [GRAPHIC OMITTED]

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees. Management Fee The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. Other Expenses Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in the Participant share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Participant shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Institutional Money Market Fund

==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.012                   0.022
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        - 0.012                 - 0.022
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Total return                                                                 1.24 %                  2.25 %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 145,570               $ 155,419
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 2                                                                   0.71 %                  0.74 %3
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        1.20 %                  1.99 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       19

Institutional Municipal Money Market Fund
==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================
PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.010                   0.015

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        - 0.010                 - 0.015
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Total return                                                                 1.01 %                  1.47 %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 30,334                $ 9,874
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 2                                                                   0.72 %                  0.75 %3
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.92 %                  1.26 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursement.

3. Annualized


                                       20

Institutional Treasury Money Market Fund

==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================
PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
=============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.010                   0.019
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        - 0.010                 - 0.019
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Total return                                                                 1.05 %                  1.95 %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 350,527               $ 264,724
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 2                                                                   0.70 %                  0.73 %3
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        1.03 %                  1.54 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized


                                       21

Institutional U.S. Government Money Market Fund

     ==============================================================================================================================
                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================
                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================
PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Income from investment operations
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.010                   0.020

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        - 0.010                 - 0.020
==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================
Net asset value, end of period                                               $ 1.00                  $ 1.00
==============================================================================================================================
==============================================================================================================================
Total return                                                                 1.01 %                  2.01 %
==============================================================================================================================
==============================================================================================================================
Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================
Net assets, end of period (thousands)                                        $ 298,567               $ 178,457
==============================================================================================================================
==============================================================================================================================
Ratios to average net assets
==============================================================================================================================
==============================================================================================================================
Expenses 2                                                                   0.71 %                  0.70 %3
==============================================================================================================================
==============================================================================================================================
Net investment income                                                        0.97 %                  1.66 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

OTHER FUND PRACTICES
Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

                                Evergreen Funds
Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                               558064 RV3 (7/03)
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                          PROSPECTUS FOR RESERVE SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003

Evergreen
Institutional Money Market Funds


Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund


Reserve shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional Money Market Fund                               2
Evergreen Institutional Municipal Money Market Fund                     4
Evergreen Institutional Treasury Money Market Fund                      6
Evergreen Institutional U.S. Government Money Market Fund               8
Evergreen Prime Cash Management Money Market Fund                      10

GENERAL INFORMATION:

The Funds' Investment Advisor                                          12
Calculating the Share Price                                            12
How to Choose an Evergreen Fund                                        12
How to Buy Shares (Institutional Municipal Money Market Fund)          13
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
Market Fund and Prime Cash Management Money Market Fund)               14
How to Redeem Shares (Institutional Municipal Money Market Fund)       15
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
Other Services                                                         17
The Tax Consequences of Investing in the Funds                         17
Fees and Expenses of the Funds                                         18
Financial Highlights                                                   19
Other Fund Practices                                                   23

     In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Reserve

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMVXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        3.81        1.20
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.24 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.16%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Reserve       5/1/2001                           1.20 %     4.45 %     N/A         4.68 %
==============================================================================================================================

1. Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                    Reserve
================================================================================
================================================================================

Management Fees                                     0.11 %
================================================================================
================================================================================

12b-1 Fees                                          0.65 %
================================================================================
================================================================================

Other Expenses                                      0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                       0.86 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Reserve
================================================================================
================================================================================

1 year                                                           $ 88
================================================================================
================================================================================

3 years                                                          $ 274
================================================================================
================================================================================

5 years                                                          $ 477
================================================================================
================================================================================

10 years                                                         $ 1,061
================================================================================

Evergreen Institutional Municipal Money Market Fund

FUND FACTS:

Goals:
- Current Income Exempt from Regular Federal Income Tax
- Preservation of Capital
- Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Reserve

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EIVXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."
4

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.66         3.61        3.39         4.33        2.46        0.90
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.13 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.19 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.12%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Reserve       5/1/2001                           0.90 %     2.93 %     N/A         3.06 %
==============================================================================================================================

1. Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                           Reserve
================================================================================
================================================================================

Management Fees                                            0.11 %
================================================================================
================================================================================

12b-1 Fees                                                 0.65 %
================================================================================
================================================================================

Other Expenses                                             0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                              0.87 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Reserve
================================================================================
================================================================================

1 year                                                           $ 89
================================================================================
================================================================================

3 years                                                          $ 278
================================================================================
================================================================================

5 years                                                          $ 482
================================================================================
================================================================================

10 years                                                         $ 1,073
================================================================================
5

Evergreen Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investments:
Short-term U.S. Treasury Obligations Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Reserve

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
ETVXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.49         5.37        4.92         6.16        3.39        1.01
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.18 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.12%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

              Inception Date of Class            1 year     5 year     10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Reserve       5/1/2001                           1.01 %     4.15 %     N/A         4.40 %
==============================================================================================================================

1. Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                                 Reserve
================================================================================
================================================================================

Management Fees                                                  0.11 %
================================================================================
================================================================================

12b-1 Fees                                                       0.65 %
================================================================================
================================================================================

Other Expenses                                                   0.09 %


================================================================================
================================================================================

Total Fund Operating Expenses                                    0.85 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Reserve
================================================================================
================================================================================

1 year                                                           $ 87
================================================================================
================================================================================

3 years                                                          $ 271
================================================================================
================================================================================

5 years                                                          $ 471
================================================================================
================================================================================

10 years                                                         $ 1,049
================================================================================

Evergreen Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

Current Income
 Preservation of Capital
Liquidity

Principal Investment:

Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

Reserve

Investment Advisor:

Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

EGVXX

Dividend Payment Schedule:

Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Reserve shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                         6.30        3.45        0.96
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.62 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.18 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.12%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Reserve shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 10/1/1999
==============================================================================================================================
==============================================================================================================================

Reserve       5/1/2001                            0.96 %     N/A       N/A          3.69 %
==============================================================================================================================

1. Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                                 Reserve
================================================================================
================================================================================

Management Fees                                                  0.12 %
================================================================================
================================================================================

12b-1 Fees                                                       0.65 %
================================================================================
================================================================================

Other Expenses                                                   0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses 2                                  0.87 %
================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.86% for Reserve shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Reserve
================================================================================
================================================================================

1 year                                                           $ 89
================================================================================
================================================================================

3 years                                                          $ 278
================================================================================
================================================================================

5 years                                                          $ 482
================================================================================
================================================================================

10 years                                                         $ 1,073
================================================================================

Evergreen Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Stability of Principal
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Reserve

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Reserve Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Reserve shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

              Inception Date of Class             1 year     5 year    10 year      Performance Since 12/2/1993
==============================================================================================================================
==============================================================================================================================

Reserve       6/13/2003                           1.75 %     4.59 %    N/A          4.89 %
==============================================================================================================================

1. Historical performance shown for Reserve shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Reserve shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.65% for Reserve shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================

                                                                        Reserve
================================================================================
================================================================================

Management Fees                                                         0.30 %
================================================================================
================================================================================

12b-1 Fees                                                              0.65 %
================================================================================
================================================================================

Other Expenses                                                          0.08 %


================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)                           1.03 %
================================================================================
================================================================================

Waiver of Fund Expenses                                                 - 0.15 %


================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 3                          0.88 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                           Reserve
================================================================================
================================================================================

1 year                                                           $ 90
================================================================================
================================================================================

3 years                                                          $ 313
================================================================================
================================================================================

5 years                                                          $ 554
================================================================================
================================================================================

10 years                                                         $ 1,246
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                                                 % of the
                                                                Fund's average
                                                                daily net assets
================================================================================
================================================================================

Institutional Money Market Fund                                      0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                            0.11 %
================================================================================
================================================================================

Institutional Treasury Money Market Fund                             0.11 %
================================================================================
================================================================================

Institutional U.S. Government Money Market Fund                      0.11 %
================================================================================
================================================================================

Prime Cash Management Money Market Fund                              0.10 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Reserve shares in this prospectus.

Reserve shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for    o        Call 1.800.343.2898 (or 1.800.847.5397 for clients
By               clients with more than $1 million in assets)           with more than $1 million in assets) between 8 a.m.
Phone            to set up an account number and get wiring             and 6 p.m. Eastern time, on any business day to
or               instructions.                                          speak with an Evergreen funds service
Wire    o        Instruct your bank to wire or transfer your            representative.
                 purchase (they may charge a wiring fee).      o        If your bank account is set up on file, you can
        o        Complete the account application and mail              request Federal Funds Wire (offers immediate access
                 to:                                                    to funds).

                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400


                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern
                 time for Institutional Municipal Money
                 Market Fund on market trading days will
                 receive dividends starting on the next
                 market trading day. 1
==============================================================================================================================
==============================================================================================================================
By      o       You can make an additional investment by exchange from an existing
Exchange        Evergreen funds account by contacting By your investment professional or by visiting our website at EvergreenInvestments.com. 2 Exchangeo You can only exchange shares from your account within the same class and under the same registration.
        o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
        o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A
                Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES

(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash
                 Management Money Market Fund on market trading
                 days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)

==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be
                               monitored for your protection. We are not
                               responsible for acting on telephone orders we
                               believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require
                               a Signature Guarantee" below for requests that
                               must be made in writing with your signature
                               guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Reserve shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.65% of the Reserve shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Reserve share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Reserve shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESERVE SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.011                   0.021


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.011                 - 0.021


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.09 %                  2.12 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 25,146                $ 20,408
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.86 %                  0.87 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.06 %                  2.35 %3


==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       19

Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESERVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.009                   0.013


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.009                 - 0.013


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.86 %                  1.35 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 1                     $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.79 %                  0.89 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.88 %                  1.79 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       20

Evergreen Institutional Treasury Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESERVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.009                   0.018


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.009                 - 0.018


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.90 %                  1.82 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 156,877               $ 90,601
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.85 %                  0.88 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.89 %                  1.70 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

                                       21

Evergreen Institutional U.S. Government Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESERVE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.009                   0.019


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.009                 - 0.019


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.86 %                  1.88 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 2,342                 $ 11,240
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.86 %                  0.85 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.91 %                  2.18 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                               558066 RV3 (7/03)
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                         PROSPECTUS FOR RESOURCE SHARES

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Prospectus, July 1, 2003

Evergreen
Institutional Money Market Funds


Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund


Resource shares


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                                  1
Evergreen Institutional Money Market Fund                               2
Evergreen Institutional Municipal Money Market Fund                     4
Evergreen Institutional Treasury Money Market Fund                      6
Evergreen Institutional U.S. Government Money Market Fund               8
Evergreen Prime Cash Management Money Market Fund                      10

GENERAL INFORMATION:

The Funds' Investment Advisor                                          12
Calculating the Share Price                                            12
How to Choose an Evergreen Fund                                        12
How to Buy Shares (Institutional Municipal Money Market Fund)          13
How to Buy Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
Market Fund and Prime Cash Management Money Market Fund)               14
How to Redeem Shares (Institutional Municipal Money Market Fund)       15
How to Redeem Shares (Institutional Money Market Fund, Institutional
  Treasury Money Market Fund, Institutional U.S. Government Money
  Market Fund and Prime Cash Management Money Market Fund)             16
Other Services                                                         17
The Tax Consequences of Investing in the Funds                         17
Fees and Expenses of the Funds                                         18
Financial Highlights                                                   19
Other Fund Practices                                                   23

     In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EMOXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        3.70        1.05
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.20 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.12%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Resource       5/1/2001                           1.05 %     4.40 %    N/A         4.64 %
==============================================================================================================================

1. Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                    Resource
================================================================================
================================================================================

Management Fees                                     0.11 %
================================================================================
================================================================================

12b-1 Fees                                          0.80 %
================================================================================
================================================================================

Other Expenses                                      0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                       1.01 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                          Resource
================================================================================
================================================================================

1 year                                                          $ 103
================================================================================
================================================================================

3 years                                                         $ 322
================================================================================
================================================================================

5 years                                                         $ 558
================================================================================
================================================================================

10 years                                                        $ 1,236
================================================================================

Institutional Municipal Money Market Fund
FUND FACTS:

Goals:

Current Income Exempt from Regular Federal Income Tax
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EIOXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.66         3.61        3.39         4.33        2.36        0.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.13 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.15 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.08%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Resource       5/1/2001                           0.75 %     2.88 %    N/A         3.02 %
==============================================================================================================================

1. Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                              Resource
================================================================================
================================================================================

Management Fees                                               0.11 %
================================================================================
================================================================================

12b-1 Fees                                                    0.80 %
================================================================================
================================================================================

Other Expenses                                                0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                                 1.02 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                          Resource
================================================================================
================================================================================

1 year                                                          $ 104
================================================================================
================================================================================

3 years                                                         $ 325
================================================================================
================================================================================

5 years                                                         $ 563
================================================================================
================================================================================

10 years                                                        $ 1,248
================================================================================

Evergreen Institutional Treasury Money Market Fund

FUND FACTS:

Goals:
- Stability of Principal
- Current Income
- Liquidity

Principal Investments:
Short-term U.S. Treasury Obligations Repurchase Agreements backed by Short-term U.S. Treasury Obligations

Class of Shares Offered in this Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EOTXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed at least 80% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government.

The Fund maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.49         5.37        4.92         6.16        3.29        0.86
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.14 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.08%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

               Inception Date of Class            1 year     5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Resource       5/1/2001                           0.86 %     4.10 %    N/A         4.36 %
==============================================================================================================================

1. Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                              Resource
================================================================================
================================================================================

Management Fees                                               0.11 %
================================================================================
================================================================================

12b-1 Fees                                                    0.80 %
================================================================================
================================================================================

Other Expenses                                                0.09 %


================================================================================
================================================================================

Total Fund Operating Expenses                                 1.00 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                          Resource
================================================================================
================================================================================

1 year                                                          $ 102
================================================================================
================================================================================

3 years                                                         $ 318
================================================================================
================================================================================

5 years                                                         $ 552
================================================================================
================================================================================

10 years                                                        $ 1,225
================================================================================

Evergreen Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Preservation of Capital
- Liquidity

Principal Investment:
Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:
EGOXX

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in U.S. government issued money market securities, which are high quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                                                         6.30        3.35        0.81
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.62 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.14 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.08%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Resource shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

               Inception Date of Class             1 year    5 year     10 year     Performance Since 10/1/1999
==============================================================================================================================
==============================================================================================================================

Resource       5/1/2001                            0.81 %    N/A        N/A         3.61 %
==============================================================================================================================

1. Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                                      Resource
================================================================================
================================================================================

Management Fees                                                       0.12 %
================================================================================
================================================================================

12b-1 Fees                                                            0.80 %
================================================================================
================================================================================

Other Expenses                                                        0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses 2                                       1.02 %
================================================================================

2. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.01% for Resource shares.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                          Resource
================================================================================
================================================================================

1 year                                                          $ 104
================================================================================
================================================================================

3 years                                                         $ 325
================================================================================
================================================================================

5 years                                                         $ 563
================================================================================
================================================================================

10 years                                                        $ 1,248
================================================================================

Evergreen Prime Cash Management Money Market Fund

FUND FACTS:

Goals:
- Current Income
- Stability of Principal
- Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Resource

Investment Advisor:
Evergreen
Investment
Management
Company, LLC

Dividend Payment Schedule:
Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers' acceptances and repurchase agreements determined to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Resource shares of the Fund in each full calendar year since 12/2/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Resource Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

              4.24        5.96         5.42        5.57         5.49        5.11         6.43        4.21        1.75
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.65 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%. 1
==============================================================================================================================

The next table lists the Fund's average annual total return for Resource shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

               Inception Date of Class             1 year    5 year     10 year     Performance Since 12/2/1993
==============================================================================================================================
==============================================================================================================================

Resource       6/13/2003                           1.75 %    4.59 %     N/A         4.89 %
==============================================================================================================================

1. Historical performance shown for Resource shares prior to their inception is based on the performance of Institutional shares. Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Resource shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.80% for Resource shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 2/28/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 2
================================================================================

                                                                 Resource
================================================================================
================================================================================

Management Fees                                                  0.30 %
================================================================================
================================================================================

12b-1 Fees                                                       0.80 %
================================================================================
================================================================================

Other Expenses                                                   0.08 %


================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)                    1.18 %
================================================================================
================================================================================

Waiver of Fund Expenses                                          - 0.15 %


================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 3                   1.03 %
================================================================================

2. These fees have been restated to reflect current fees.

3. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                          Resource
================================================================================
================================================================================

1 year                                                          $ 105
================================================================================
================================================================================

3 years                                                         $ 360
================================================================================
================================================================================

5 years                                                         $ 635
================================================================================
================================================================================

10 years                                                        $ 1,418
================================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                                                 % of the
                                                                Fund's average
                                                                daily net assets
================================================================================
================================================================================

Institutional Money Market Fund                                      0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                            0.11 %
================================================================================
================================================================================

Institutional Treasury Money Market Fund                             0.11 %
================================================================================
================================================================================

Institutional U.S. Government Money Market Fund                      0.11 %
================================================================================
================================================================================

Prime Cash Management Money Market Fund                              0.10 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time, for Institutional Municipal Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. For Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, the NAV is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund; and at or before 5 p.m. Eastern time for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Resource shares in this prospectus.

Resource shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

HOW TO BUY SHARES
(Institutional Municipal Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.343.2898 (or 1.800.847.5397 for    o        Call 1.800.343.2898 (or 1.800.847.5397 for clients
By               clients with more than $1 million in assets)           with more than $1 million in assets) between 8 a.m.
Phone            to set up an account number and get wiring             and 6 p.m. Eastern time, on any business day to
or               instructions.                                          speak with an Evergreen funds service
Wire    o        Instruct your bank to wire or transfer your            representative.
                 purchase (they may charge a wiring fee).      o        If your bank account is set up on file, you can
        o        Complete the account application and mail              request Federal Funds Wire (offers immediate access
                 to:                                                    to funds).

                 Postal Service Address:
                 Evergreen Investments
                 P.O. Box 8400
                 Boston, MA 02266-8400


                 Overnight Address:
                 Evergreen Investments
                 66 Brooks Drive, Suite 8400
                 Braintree, MA 02184-3800

        o        Trades accepted after 12:00 Noon Eastern
                 time for Institutional Municipal Money
                 Market Fund on market trading days will
                 receive dividends starting on the next
                 market trading day. 1
==============================================================================================================================
==============================================================================================================================
By      o       You can make an additional investment by exchange from an existing
Exchange        Evergreen funds account by contacting By your investment professional or by visiting our website at EvergreenInvestments.com. 2 Exchangeo You can only exchange shares from your account within the same class and under the same registration.
        o       There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family. o Orders placed before 4 p.m. Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price. 1
        o       Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year. o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Exceptions: Redemption Requests That Require A
                Signature Guarantee" under How to Redeem Shares.)
==============================================================================================================================

1. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

2. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO BUY SHARES

(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

The Funds are intended for investment primarily by institutional customers, certain broker-dealers and other financial institutions. It is expected that the Funds may be particularly suitable for corporate cash managers, municipalities, or other public entities.

Purchase orders will be accepted for execution at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Purchase orders received after such time will be processed at the next day's NAV. A purchase order is considered properly submitted when the transfer agent has received proper notice of the order and federal funds have been received by Evergreen funds at the applicable fund's designated wire bank. All purchases must be made by Federal Funds Wire. Checks and Automated Clearing House System payments will not be accepted.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

==============================================================================================================================
Method          Opening an Account                                         Adding to an Account
==============================================================================================================================
==============================================================================================================================
        o        Call 1.800.847.5397 to set up an account and get  o        Call your investment professional or call
By               wiring instructions.                                       Evergreen funds directly at 1.800.847.5397. 1
Phone   o        Trades accepted after 5 p.m. Eastern time for
or               Institutional Money Market Fund, Institutional
Wire             Treasury Money Market Fund, Institutional U.S.
                 Government Money Market Fund and Prime Cash
                 Management Money Market Fund on market trading
                 days will receive dividends
                 starting on the next market trading day.
==============================================================================================================================
==============================================================================================================================
        o        Complete an account application and mail to:      o        You can make an additional investment by
By                                                                          exchange from your account in one or more of the
Exchange         Postal Service Address:                                    Institutional Money Market Funds by contacting
                 Evergreen Investments                                      your investment professional. 2
                 P.O. Box 8400                                     o        You can only exchange shares within the same
                 Boston, MA 02266-8400                                      class of the Institutional Money Market Funds.
                                                                   o        There is no sales charge or redemption fee when
                 Overnight Address:                                         exchanging funds within any of the Institutional
                 Evergreen Investments                                      Money Market Funds.
                 66 Brooks Drive, Suite 8400                       o        Exchanges between accounts which do not have
                 Braintree, MA 02184-3800                                   identical ownership must be made in writing with
                                                                            a signature guarantee. (See "Exceptions:
                                                                            Redemption Requests That Require A Signature
                                                                            Guarantee" under How to Redeem Shares.)

==============================================================================================================================

1. Orders should be placed as early in the day as possible and advance notice of large purchase provided to Evergreen funds at 1.800.847.5397.

2. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

HOW TO REDEEM SHARES
(Institutional Municipal Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for Institutional Municipal Money Market Fund is 4:00 p.m. Eastern time.

Redemption orders received after such time will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 12 Noon Eastern time for Institutional Municipal Money Market Fund will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================
Methods           Requirements
==============================================================================================================================
==============================================================================================================================
                  o        Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8
Call Us                    a.m. and 6 p.m. Eastern time, on any business day, to speak with an Evergreen funds service representative.
                  o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                  o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o        We can either:
                           |X|      wire the proceeds into your bank account (service charges may apply)
                           |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                           |X|      mail you a check.
                  o        All telephone calls are recorded and may be monitored
                           for your protection. We are not responsible for
                           acting on telephone orders we believe are genuine.
                  o        See "Exceptions: Redemption Requests That Require a
                           Signature Guarantee" below for requests that must be
                           made in writing with your signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o        You can mail a redemption request to:
Write Us
                           Postal Service Address:
                           Evergreen Investments
                           P.O. Box 8400
                           Boston, MA 02266-8400

                           Overnight Address:
                           Evergreen Investments
                           66 Brooks Drive, Suite 8400
                           Braintree, MA 02184-3800

                  o        Your letter of instructions must:
                           |X|      list the Fund name and the account number
                           |X|      indicate the number of shares or dollar value you wish to redeem
                           |X|      be signed by the registered owner(s).
                  o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                  o       You may also redeem your shares by contacting your investment professional or an Evergreen funds
Redeem Your               service representative.
Shares in Person  o       A fee may be charged for this service.
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

HOW TO REDEEM SHARES
(Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund)

Redemption orders will be processed at the next NAV calculation time after the order is placed, provided that the order is properly submitted and received by Evergreen funds. The NAV calculation time for the Funds is 5:00 p.m. Eastern time.

Redemption orders received after such times will be processed at the next day's NAV. Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank designated on your account application. Redemption requests received in good order prior to 5:00 p.m. Eastern time for the Funds will be completed the same day.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, particularly from market timers or investors who, in the Funds' opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, Evergreen funds may consider an investor's trading history in the Funds, and accounts under common ownership or control.

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

==============================================================================================================================
Methods               Requirements
==============================================================================================================================
==============================================================================================================================
                      o        Call your investment professional or call Evergreen funds directly at 1.800.847.5397 between
Call Us 1                      8 a.m. and 6 p.m. Eastern time, on any business day. 2
                      o        All telephone calls are recorded and may be
                               monitored for your protection. We are not
                               responsible for acting on telephone orders we
                               believe are genuine.
                      o        See "Exceptions: Redemption Requests That Require
                               a Signature Guarantee" below for requests that
                               must be made in writing with your signature
                               guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You can mail a redemption request to:
Write Us
                               Postal Service Address:
                               Evergreen Investments
                               P.O. Box 8400
                               Boston, MA 02266-8400

                               Overnight Address:
                               Evergreen Investments
                               66 Brooks Drive, Suite 8400
                               Braintree, MA 02184-3800

                      o        Your letter of instructions must:
                               |X|      list the Fund name and the account number
                               |X|      indicate the number of shares or dollar value you wish to redeem
                               |X|      be signed by the registered owner(s).
                      o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
==============================================================================================================================
==============================================================================================================================
                      o        You may also redeem your shares by contacting your investment professional.
Redeem Your Shares    o        A fee may be charged for this service.
in Person
==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds for orders received prior to the NAV calculation time via Federal Funds Wire on the same day. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.

Who Can Provide A Signature Guarantee
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends are paid on shares for which proper payment has been received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Money market funds are not expected to pay dividends that qualify for the 15% rate of tax for individuals because all money market fund income is generally derived from interest and not dividend income.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains when they are distributed to shareholders. Individual shareholders receiving such distributions are taxed at a rate no higher than 20%, but for that portion of the capital gain distribution attributable to security sales after May 5, 2003, the maximum rate will drop to 15%.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the Resource shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.80% of the Resource shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Resource share class of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Resource shares of Prime Cash Management Money Market Fund have no financial highlights as of the date of this prospectus. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESOURCE SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.009                   0.020


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.009                 - 0.020


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.94 %                  1.99 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 14,699                $ 32,130
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   1.01 %                  1.03 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.85 %                  1.73 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESOURCE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.007                   0.012


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.007                 - 0.012


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.71 %                  1.22 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 1                     $ 1
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.78 %                  1.04 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.88 %                  1.67 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

Evergreen Institutional Treasury Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESOURCE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.007                   0.017


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.007                 - 0.017


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.75 %                  1.69 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 39,496                $ 42,274
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   1.00 %                  1.03 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.70 %                  1.50 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized


Evergreen Institutional U.S. Government Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

RESOURCE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.007                   0.017


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.007                 - 0.017


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 0.71 %                  1.76 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 11,242                $ 6,260
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   1.02 %                  1.00 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.70 %                  1.87 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized


OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

Evergreen Express Line

Call 1.800.346.3858
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder/Investor Services
Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)
Monday-Friday, 8 a.m. to 6 p.m. Eastern time to
o        buy, redeem or exchange Fund shares
o        order applications
o        get assistance with your account
o        obtain a Fund's current yield information


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive, Suite 8400
Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen funds of any inaccuracies.

Confirmation Notices -- A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034


                                                               558067 RV3 (7/03)
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                  PROSPECTUS FOR USAA ASSET MANAGEMENT ACCOUNT

                  EVERGREEN INSTITUTIONAL MONEY MARKET FUND AND
               EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
                       (INSTITUTIONAL SERVICE SHARES ONLY)

USAA [GRAPHIC OMITTED]


                                    Evergreen
                        Institutional Money Market Funds


                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund


                                 offered through
                                      USAA
                                      ASSET
                                   MANAGEMENT
                                     ACCOUNT
                            Prospectus, July 1, 2003

         The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                          1
Evergreen Institutional Money Market Fund                       3
Evergreen Institutional Municipal Money Market Fund             7

GENERAL INFORMATION:
The Funds' Investment Advisor                                   11
Calculating the Share Price                                     11
How to Choose an Evergreen Fund                                 12
How to Buy and Redeem Shares                                    12
Other Services                                                  12
The Tax Consequences of Investing in the Funds                  12
Fees and Expenses of the Funds                                  14
Financial Highlights                                            16
Other Fund Practices                                            18

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek as high a level of current income as is consistent with preserving capital and providing liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

o    maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;
o    are seeking a fund for short-term investment; and
o    are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal;
o    not a deposit with a bank;
o    not insured,  endorsed or guaranteed by the FDIC or any government  agency;
     and
o    subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Institutional Money Market Fund

INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY The
following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1. The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.
The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:
Goals:
o  Current Income
o  Preservation of Capital
o  Liquidity

Principal Investment:
o  Money Market Instruments

Class of Shares Offered in this Prospectus:
o  Institutional Service

Investment Advisor:
o  Evergreen Investment Management Company, LLC

NASDAQ Symbol:
o  EMSXX

Dividend Payment Schedule:
o  Monthly

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

  1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
                                                     5.44         5.36        4.99         6.20        4.00        1.61
  Best Quarter:                                 4th Quarter 2000       + 1.60 %
  Worst Quarter:                                4th Quarter 2002       + 0.34 %

  Year-to-date total return as of 3/31/2003 is +0.26%.

The next table lists the Fund's average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/26/1996

Institutional Service        11/26/1996                     1.61 %   4.42 %    N/A       4.60 %

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                             Institutional Service
  Management Fees                             0.11 %
  12b-1 Fees                                  0.25 %
  Other Expenses                              0.10 %
                                              ------
  Total Fund Operating Expenses               0.46 %

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:                          Institutional
                                Service
1 year                          $47
3 years                         $148
5 years                         $258
10 years                        $579

Institutional Municipal Money Market Fund

INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o Interest Rate Risk
o Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
o  Current Income Exempt from Regular Federal Income Tax
o  Preservation of Capital
o  Liquidity

Principal Investment:
o  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o  Institutional Service

Investment Advisor:
o  Evergreen Investment Management Company, LLC

NASDAQ Symbol:
o  EISXX

Dividend Payment Schedule:
o  Monthly

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)

1993   1994  1995  1996  1997  1998  1999 2000  2001  2002

                         3.40  3.35  3.14 4.07  2.65  1.30

Best Quarter:   2nd Quarter 2000        +1.70%
Worst Quarter:  1st Quarter 2002        +0.29%

Year-to-date total return as of 3/31/2003 is +0.22%.

The next table lists the Fund's average annual total return for Institutional Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)

                                                                        Performance
                            Inception                                   Since
                            Date of Class     1 year    5 year  10 year 11/25/1996
Institutional Service       11/25/1996        1.30%     2.90%   N/A     2.99%

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                        Institutional
                                        Service
 Management Fees                        0.11%
 12b-1 Fees                             0.25%
 Other Expenses                         0.11%
                                        -----
 Total Fund Operating Expenses          0.47%

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses

After:                  Institutional
                        Service
1 year                  $48
3 years                 $151
5 years                 $263
10 years                $591

THE FUNDS' INVESTMENT ADVISOR
An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows: % Fund of the Fund's average daily net assets

                                                        % of the Fund's average
Fund                                                    daily net assets
Institutional Money Market Fund                         0.11%
Institutional Municipal Money Market Fund               0.11%

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time for Institutional Municipal Money Market Fund and 5 p.m. Eastern time for Institutional Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund and at or before 5 p.m. Eastern time for Institutional Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o    Most  importantly,  read the  prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO BUY AND REDEEM SHARES
Institutional Service shares of a Fund are sold at NAV. You can buy and redeem your Institutional Service shares of a Fund at NAV through USAA Investment
Management Company (IMCO), the broker-dealer for the USAA Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES
Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUNDS
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP or, for the fiscal year or periods ended prior to February 29, 2000, from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Institutional Money Market Fund
==============================================================================================================================

                                                 Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                 2003            2002           2001           2000 1          1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period             $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                            0.015           0.033          0.061          0.050           0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                            - 0.015         - 0.033        - 0.061        - 0.050         - 0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                   $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                     1.49 %          3.32 %         6.23 %         5.13 %          5.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                        $ 3,082,949     $ 3,896,538    $ 3,258,376    $ 2,699,653     $ 2,242,693
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                       0.46 %          0.47 %         0.45 %         0.47 %          0.46 %
==============================================================================================================================
==============================================================================================================================

Net investment income                            1.50 %          3.21 %         6.05 %         5.00 %          5.12 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.


                                       16

Institutional Municipal Money Market Fund

==============================================================================================================================
HTML1DocumentEncodingutf-8
                                                       Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                       2003          2002          2001 1        2000           1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                   $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                  0.013         0.023         0.040         0.032          0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                  - 0.013       - 0.023       - 0.040       - 0.032        - 0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                         $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                           1.26 %        2.29 %        4.05 %        3.26 %         3.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                              $ 640,823     $ 590,476     $ 452,310     $ 129,041      $ 144,002
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                             0.47 %        0.49 %        0.46 %        0.48 %         0.42 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                  1.20 %        2.22 %        3.92 %        3.18 %         3.17 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES
Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

                                Evergreen Funds

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


We know what it means to serve.(R)
USAA[GRAPHIC OMITTED]
Insurance * Banking * Investments * Member Services

                                                                    36029-0703-W
                                                                             RV2
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                PROSPECTUS FOR USAA INVESTMENT MANAGEMENT COMPANY

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUND
                            (PARTICIPANT SHARES ONLY)

USAA [GRAPHIC OMITTED]


                                    Evergreen
                        Institutional Money Market Funds


                    Evergreen Institutional Money Market Fund

                                 offered through
                                      USAA
                                   INVESTMENT
                                   MANAGEMENT
                                     COMPANY
                            Prospectus, July 1, 2003

 The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.



                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                          1
Evergreen Institutional Money Market Fund       3

GENERAL INFORMATION:

The Fund's Investment Advisor                   7
Calculating the Share Price                     7
How to Choose an Evergreen Fund                 7
How to Buy and Redeem Shares                    8
Other Services                                  8
The Tax Consequences of Investing in the Fund   8
Fees and Expenses of the Fund                   9
Financial Highlights                           11
Other Fund Practices                           12

In general, the Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?


                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
Current Income
Preservation of Capital
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Participant

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EMPXX

Dividend Payment Schedule:
Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        3.91        1.36
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.28 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.20%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                   Inception Date of Class           1 year    5 year    10 year     Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Participant        5/1/2001                          1.36 %    4.51 %    N/A         4.72 %

==============================================================================================================================

1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                           Participant
================================================================================
================================================================================

Management Fees                                            0.11 %
================================================================================
================================================================================

12b-1 Fees                                                 0.50 %
================================================================================
================================================================================

Other Expenses                                             0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                              0.71 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                       Participant
================================================================================
================================================================================

1 year                                                       $ 73
================================================================================
================================================================================

3 years                                                      $ 227
================================================================================
================================================================================

5 years                                                      $ 395
================================================================================
================================================================================

10 years                                                     $ 883
================================================================================


THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.11%.


CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Institutional Money Market Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the time noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES

Participant shares of the Fund are sold at NAV. You can buy and redeem your Participant shares of the Fund at NAV through USAA Investment Management Company
(IMCO), the broker-dealer, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUND
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the interest income in receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003). It is not anticipated that any significant capital gains will be realized by the Fund.

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:
Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year. Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Participant shares of the Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.012                   0.022


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.012                 - 0.022


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.24 %                  2.25 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 145,570               $ 155,419
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.71 %                  0.74 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        1.20 %                  1.99 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3. Annualized

OTHER FUND PRACTICES

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

For More Information About Evergreen Institutional Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.



We know what it means to serve.(R)
USAA[GRAPHIC OMITTED]
Insurance * Banking * Investments * Member Services

                                                                    38847-0703-W
                                                                             RV2

                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                PROSPECTUS FOR USAA INVESTMENT MANAGEMENT COMPANY

               EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
                            (PARTICIPANT SHARES ONLY)

USAA [GRAPHIC OMITTED]

                                    Evergreen
                        Institutional Money Market Funds


               Evergreen Institutional Municipal Money Market Fund


                                 offered through
                                      USAA
                                   INVESTMENT
                                   MANAGEMENT
                                     COMPANY
                            Prospectus, July 1, 2003

 The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


Overview of Fund Risks                                          1
Evergreen Institutional Municipal Money Market Fund             3

GENERAL INFORMATION:

The Fund's Investment Advisor                                   7
Calculating the Share Price                                     7
How to Choose an Evergreen Fund                                 7
How to Buy and Redeem Shares                                    8
Other Services                                                  8
The Tax Consequences of Investing in the Fund                   8
Fees and Expenses of the Fund                                   9
Financial Highlights                                            11
Other Fund Practices                                            12


FUND RISK/RETURN SUMMARY:


In general, the Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.
RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
- Current Income Exempt from Regular Federal Income Tax
- Preservation of Capital
- Liquidity

Principal Investments:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Participant

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EIPXX

Dividend Payment Schedule:
Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Participant shares of the Fund in each full calendar year since 11/20/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Participant Shares (%) 1
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.66         3.61        3.39         4.33        2.56        1.05
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.13 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.23 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.16%.
==============================================================================================================================


The next table lists the Fund's average annual total return for Participant shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002) 1
==============================================================================================================================

                   Inception Date of Class           1 year    5 year    10 year     Performance Since 11/20/1996
==============================================================================================================================
==============================================================================================================================

Participant        5/1/2001                          1.05 %    2.98 %    N/A         3.10 %
==============================================================================================================================

1. Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the Class' 12b-1 fees. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                     Participant
================================================================================
================================================================================

Management Fees                                      0.11 %
================================================================================
================================================================================

12b-1 Fees                                           0.50 %
================================================================================
================================================================================

Other Expenses                                       0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                        0.72 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                                       Participant
================================================================================
================================================================================

1 year                                                       $ 74
================================================================================
================================================================================

3 years                                                      $ 230
================================================================================
================================================================================

5 years                                                      $ 401
================================================================================
================================================================================

10 years                                                     $ 894
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.11%.


CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Institutional Municipal Money Market Fund is accepted at or before 12 noon Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the time noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES

Participant shares of the Fund are sold at NAV. You can buy and redeem your Participant shares of the Fund at NAV through USAA Investment Management Company
(IMCO), the broker-dealer, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.


OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUND
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the interest income in receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003). It is not anticipated that any significant capital gains will be realized by the Fund.
Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Participant shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.50% of the Participant shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Participant shares of the Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                                             Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                             2003                    2002 1
==============================================================================================================================
==============================================================================================================================

PARTICIPANT SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period                                         $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.010                   0.015


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        - 0.010                 - 0.015


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                               $ 1.00                  $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                                                 1.01 %                  1.47 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                        $ 30,334                $ 9,874
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                                                   0.72 %                  0.75 %3
==============================================================================================================================
==============================================================================================================================

Net investment income                                                        0.92 %                  1.26 %3
==============================================================================================================================

1. For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursement.

3. Annualized

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

For More Information About Evergreen Institutional Municipal Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.


We know what it means to serve.(R)
USAA[GRAPHIC OMITTED]
Insurance * Banking * Investments * Member Services

                                                                    38857-0703-W
                                                                             RV2
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                PROSPECTUS FOR USAA INVESTMENT MANAGEMENT COMPANY

                    EVERGREEN INSTITUTIONAL MONEY MARKET FUND
                          (INSTITUTIONAL SHARES ONLY)

USAA [GRAPHIC OMITTED]

                                    Evergreen
                        Institutional Money Market Funds


                    Evergreen Institutional Money Market Fund

                                 offered through
                                      USAA
                                   INVESTMENT
                                   MANAGEMENT
                                     COMPANY

                            Prospectus, July 1, 2003

 The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


Overview of Fund Risks                          1
Evergreen Institutional Money Market Fund       3

GENERAL INFORMATION:

The Fund's Investment Advisor                   7
Calculating the Share Price                     7
How to Choose an Evergreen Fund                 7
How to Buy and Redeem Shares                    8
Other Services                                  8
The Tax Consequences of Investing in the Fund   8
Fees and Expenses of the Fund                   9
Financial Highlights                           11
Other Fund Practices                           12


FUND RISK/RETURN SUMMARY:

In general, the Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
Current Income
Preservation of Capital
Liquidity

Principal Investment:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EMIXX

Dividend Payment Schedule:
Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional shares of the Fund in each full calendar year since the Institutional shares' inception on 11/19/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.70         5.63        5.25         6.46        4.26        1.86
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.66 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.40 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.32%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                     Inception Date of Class          1 year    5 year    10 year     Performance Since 11/19/1996
==============================================================================================================================
==============================================================================================================================

Institutional        11/19/1996                       1.86 %    4.68 %    N/A         4.87 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                        Institutional
================================================================================
================================================================================

Management Fees                                         0.11 %
================================================================================
================================================================================

12b-1 Fees                                              0.00 %
================================================================================
================================================================================

Other Expenses                                          0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                           0.21 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                                     Institutional
================================================================================
================================================================================

1 year                                                     $ 22
================================================================================
================================================================================

3 years                                                    $ 68
================================================================================
================================================================================

5 years                                                    $ 118
================================================================================
================================================================================

10 years                                                   $ 268
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.11%.


CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated at 5 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Institutional Money Market Fund is accepted at or before 5 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the time noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES

Institutional shares of a Fund are sold at NAV. You can buy and redeem your Institutional shares of the Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer for the USAA Personal Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.


OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUND
You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the interest income in receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003). It is not anticipated that any significant capital gains will be realized by the Fund.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

IMCO may receive additional fees based on IMCO customer assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional shares of the Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following table has been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                2003             2002            2001           2000 1         1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SHARES
==============================================================================================================================
==============================================================================================================================
Net asset value, beginning of period            $ 1.00           $ 1.00          $ 1.00         $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                           0.017            0.035           0.063          0.053          0.054


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                           - 0.017          - 0.035         - 0.063        - 0.053        - 0.054


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                  $ 1.00           $ 1.00          $ 1.00         $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                    1.75 %           3.58 %          6.50 %         5.39 %         5.53 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                       $ 19,297,892     $ 11,290,424    $ 6,261,505    $ 3,848,005    $ 2,853,495
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                      0.21 %           0.22 %          0.21 %         0.22 %         0.21 %
==============================================================================================================================
==============================================================================================================================

Net investment income                           1.70 %           3.35 %          6.31 %         5.25 %         5.35 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

For More Information About Evergreen Institutional Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

We know what it means to serve.(R)
USAA[GRAPHIC OMITTED]
Insurance * Banking * Investments * Member Services

                                                                    41660-0703-W
                                                                             RV1
                                                         SEC File No.: 811-08405

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                PROSPECTUS FOR USAA INVESTMENT MANAGEMENT COMPANY

                  EVERGREEN INSTITUTIONAL MONEY MARKET FUND AND
               EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND
                      (INSTITUTIONAL SERVICE SHARES ONLY)

USAA [GRAPHIC OMITTED]

                                    Evergreen
                        Institutional Money Market Funds


                    Evergreen Institutional Money Market Fund
               Evergreen Institutional Municipal Money Market Fund


                                 offered through
                                      USAA
                                   INVESTMENT
                                   MANAGEMENT
                                     COMPANY
                         USAA Personal Asset Management

                            Prospectus, July 1, 2003

 The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                                  1
Evergreen Institutional Money Market Fund               3
Evergreen Institutional Municipal Money Market Fund     7


GENERAL INFORMATION:

The Funds' Investment Advisor                           11
Calculating the Share Price                             11
How to Choose an Evergreen Fund                         12
How to Buy and Redeem Shares                            12
Other Services                                          12
The Tax Consequences of Investing in the Funds          12
Fees and Expenses of the Funds                          14
Financial Highlights                                    16
Other Fund Practices                                    18

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek as high a level of current income as is consistent with preserving capital and providing liquidity. Evergreen Institutional Municipal Money Market Fund also seeks current income which is exempt from regular federal income tax. Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Institutional Money Market Funds

o        maintaining $1.00 per share net asset value;
o investing in high quality, short-term money market instruments, including U.S. government securities;
o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;
o        are seeking a fund for short-term investment; and
o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of the Fund's investments in debt securities and its yield may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Evergreen Institutional Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 30% of its assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-American Development Bank and the World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:

Goals:
Current Income
Preservation of Capital
Liquidity

Principal Investments:
Money Market Instruments

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EMSXX

Dividend Payment Schedule:
Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/26/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   5.44         5.36        4.99         6.20        4.00        1.61
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 2000                         + 1.60 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2002                         + 0.34 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.26%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/26/1996
==============================================================================================================================
==============================================================================================================================

Institutional Service        11/26/1996                     1.61 %   4.42 %    N/A       4.60 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                              Institutional Service
================================================================================
================================================================================

Management Fees                               0.11 %
================================================================================
================================================================================

12b-1 Fees                                    0.25 %
================================================================================
================================================================================

Other Expenses                                0.10 %


================================================================================
================================================================================

Total Fund Operating Expenses                                          0.46 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 47
================================================================================
================================================================================

3 years                                            $ 148
================================================================================
================================================================================

5 years                                            $ 258
================================================================================
================================================================================

10 years                                           $ 579
================================================================================

Evergreen Institutional Municipal Money Market Fund

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high quality, short-term taxable securities under one or more of the following circumstances:
(a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

FUND FACTS:
Goals:

Current Income Exempt from Regular Federal Income Tax
Preservation of Capital
Liquidity

Principal Investment:
Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
Institutional Service

Investment Advisor:
Evergreen Investment Management Company, LLC

NASDAQ Symbol:
EISXX

Dividend Payment Schedule:
Monthly

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Institutional Service shares of the Fund in each full calendar year since the Institutional Service shares' inception on 11/25/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Service Shares (%)
==============================================================================================================================
1993          1994        1995         1996        1997         1998        1999         2000        2001        2002
==============================================================================================================================
==============================================================================================================================

                                                   3.40         3.35        3.14         4.07        2.65        1.30
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 2000                         + 1.07 %
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             1st Quarter 2002                         + 0.29 %
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 3/31/2003 is +0.22%.
==============================================================================================================================

The next table lists the Fund's average annual total return for Institutional
Service shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2002)
==============================================================================================================================

                             Inception Date of Class        1 year   5 year    10 year   Performance Since 11/25/1996
==============================================================================================================================
==============================================================================================================================

Institutional Service        11/25/1996                     1.30 %   2.90 %    N/A       2.99 %
==============================================================================================================================

To obtain current yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                     Institutional Service
================================================================================
================================================================================

Management Fees                                      0.11 %
================================================================================
================================================================================

12b-1 Fees                                           0.25 %
================================================================================
================================================================================

Other Expenses                                       0.11 %


================================================================================
================================================================================

Total Fund Operating Expenses                        0.47 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.
Example of Fund Expenses
================================================================================

After:                                             Institutional Service
================================================================================
================================================================================

1 year                                             $ 48
================================================================================
================================================================================

3 years                                            $ 151
================================================================================
================================================================================

5 years                                            $ 263
================================================================================
================================================================================

10 years                                           $ 591
================================================================================


THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the aggregate advisory fee paid to EIMC by each Fund was as follows:
================================================================================

Fund                                    % of the Fund's average daily net assets
================================================================================
================================================================================

Institutional Money Market Fund                                 0.11 %
================================================================================
================================================================================

Institutional Municipal Money Market Fund                       0.11 %
================================================================================


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time for Institutional Municipal Money Market Fund and 5 p.m. Eastern time for Institutional Money Market Fund, on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. A Fund calculates the share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares is accepted at or before 12 Noon Eastern time for Institutional Municipal Money Market Fund and at or before 5 p.m. Eastern time for Institutional Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO BUY AND REDEEM SHARES

Institutional Service shares of a Fund are sold at NAV. You can buy and redeem your Institutional Service shares of a Fund at NAV through USAA Investment Management Company (IMCO), the broker-dealer for the USAA Personal Asset Management accounts, on any day the New York Stock Exchange is open pursuant to the Fund's procedures.

OTHER SERVICES
Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. The details of your dividends and other distributions will be included on your statement.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains).
o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Institutional Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax, other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the interest income it receives on securities in which it invests. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares of your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption. Dividends paid by a Fund are not expected to qualify for the 15% tax rate for individuals since all of the Fund's income will be derived from interest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003). It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividends will be reinvested. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the Institutional Service shares' average daily net assets. However, currently the 12b-1 fees are limited to 0.25% of the Institutional Service shares' average daily net assets. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts. In addition to receiving 12b-1 fees, IMCO may receive additional fees based on IMCO customer average daily assets of the Fund as follows: up to 0.065% annually for recordkeeping services from Evergreen Service Company, LLC, the Fund's transfer agent; and up to 0.07% annually for marketing support services from EIMC, the Fund's investment advisor.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in the Institutional Service shares of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by KPMG LLP or, for the fiscal year or periods ended prior to February 29, 2000, from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see each Fund's Annual Report as well as the SAI.

Evergreen Institutional Money Market Fund
==============================================================================================================================

                                                 Year Ended February 28,
==============================================================================================================================
==============================================================================================================================
                                                 2003            2002           2001           2000 1          1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period             $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                            0.015           0.033          0.061          0.050           0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                            - 0.015         - 0.033        - 0.061        - 0.050         - 0.051


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                   $ 1.00          $ 1.00         $ 1.00         $ 1.00          $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                     1.49 %          3.32 %         6.23 %         5.13 %          5.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                        $ 3,082,949     $ 3,896,538    $ 3,258,376    $ 2,699,653     $ 2,242,693
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                       0.46 %          0.47 %         0.45 %         0.47 %          0.46 %
==============================================================================================================================
==============================================================================================================================

Net investment income                            1.50 %          3.21 %         6.05 %         5.00 %          5.12 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

Evergreen Institutional Municipal Money Market Fund
==============================================================================================================================

                                                       Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                       2003          2002          2001 1        2000           1999
==============================================================================================================================
==============================================================================================================================

INSTITUTIONAL SERVICE SHARES
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                   $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                  0.013         0.023         0.040         0.032          0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                  - 0.013       - 0.023       - 0.040       - 0.032        - 0.032


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                         $ 1.00        $ 1.00        $ 1.00        $ 1.00         $ 1.00


==============================================================================================================================
==============================================================================================================================

Total return                                           1.26 %        2.29 %        4.05 %        3.26 %         3.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period                              $ 640,823     $ 590,476     $ 452,310     $ 129,041      $ 144,002
(thousands)
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 2                                             0.47 %        0.49 %        0.46 %        0.48 %         0.42 %
==============================================================================================================================
==============================================================================================================================

Net investment income                                  1.20 %        2.22 %        3.92 %        3.18 %         3.17 %
==============================================================================================================================

1. Year ended February 29, 2000.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

OTHER FUND PRACTICES

Taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

Evergreen Funds
Institutional Money Market Funds
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund Omega Fund
Premier 20 Fund
Select Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Special Values Fund
Strategic Value Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

For More Information About Evergreen Institutional Money Market FundS, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. This report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

                                                                    41661-0703-W
                                                                             RV1
                                                         SEC File No.: 811-08405




We know what it means to serve.(R)
USAA[GRAPHIC OMITTED]
Insurance * Banking * Investments * Member Services

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 1.800.343.2898

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 1, 2003

     Evergreen Institutional 100% Treasury Money Market Fund ("Institutional
                              100% Treasury Fund")
  Evergreen Institutional Money Market Fund ("Institutional Money Market Fund") Evergreen Institutional Municipal Money Market Fund ("Institutional Municipal
                                     Fund")
   Evergreen Institutional Treasury Money Market Fund ("Institutional Treasury
                                     Fund")
 Evergreen Institutional U.S. Government Money Market Fund ("Institutional U.S.
                               Government Fund")
    Evergreen Prime Cash Management Money Market Fund ("Prime Cash Management
                                     Fund")

                     (Each a "Fund"; together, the "Funds")


                           Each Fund is a series of an
                         open-end management investment
                           company known as Evergreen
                         Select Money Market Trust (the
                                    "Trust").


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated July 1, 2003, as amended from time to time, for the Fund in which you are making or contemplating an investment. The Funds (except for the Institutional 100% Treasury Money Market Fund) are offered through seven prospectuses; one for each of the following share classes:
Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource. Institutional 100% Treasury Money Market Fund is offered through two prospectuses; one offering Institutional shares and one offering Institutional Service shares. You may obtain the prospectuses without charge by calling 1.800.343.2898 or by downloading them off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in
Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to each Fund's Annual Report dated February 28, 2003. You may obtain a copy of an Annual Report without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY............................................................1-1
INVESTMENT POLICIES......................................................1-1
OTHER SECURITIES AND PRACTICES...........................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.........................................1-3
EXPENSES.................................................................1-6
PERFORMANCE..............................................................1-7
SERVICE PROVIDERS........................................................1-9
FINANCIAL STATEMENTS.....................................................1-10

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............2-1
PURCHASE AND REDEMPTION OF SHARES.......................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS.....................................2-22
PRICING OF SHARES.......................................................2-24
PERFORMANCE CALCULATIONS................................................2-25
PRINCIPAL UNDERWRITER...................................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1..................................2-29
TAX INFORMATION.........................................................2-33
BROKERAGE...............................................................2-36
ORGANIZATION............................................................2-37
INVESTMENT ADVISORY AGREEMENT...........................................2-38
MANAGEMENT OF THE TRUST.................................................2-39
CORPORATE AND MUNICIPAL BOND RATINGS....................................2-44
ADDITIONAL INFORMATION..................................................2-54

                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) a Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.       Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in the case of Institutional Money Market Fund, domestic bank money instruments).

         Further Explanation of Concentration Policy:

         Each Fund does not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.       Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund (except for Institutional 100% Treasury Fund) may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.
         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), including the Funds of the Trust in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

         9.       Investments in Federally Tax-Exempt Securities

         As appropriate the Institutional Municipal Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless otherwise noted.

Money Market Instruments                                    Tender Option Bonds (applicable to
U.S. Government Agency Securities (not                         Institutional Municipal Fund only)
   applicable to Institutional 100% Treasury Fund)          Master Demand Notes
When-Issued, Delayed-Delivery and Forward Commitment        Obligations of Foreign Branches of United States
Transactions                                                Banks (applicable to Institutional Money
Repurchase Agreements (not applicable to                       Market Fund and Prime Cash Management
   Institutional 100% Treasury Fund)                           Fund only)
Reverse Repurchase Agreements (not                          Obligations of United States Branches of Foreign
   applicable to Institutional 100% Treasury Fund)          Banks (applicable to Institutional
Securities Lending                                             Money Market Fund and Prime Cash
Options and Futures Strategies                                 Management Fund only)
Foreign Securities (applicable to Institutional             Inter-american Development Bank and the
   Money Market Fund and Prime Cash                         International Bank for Reconstruction and
   Management Fund only)                                    Development (applicable to Institutional Money
Premium Securities                                              Market Fund, Institutional U.S. Government
Illiquid and Restricted Securities                              Fund and Prime Cash Management Fund
Investment in Other Investment Companies                        only)
Municipal Securities (applicable to Institutional           Zero Coupon "Stripped" Bonds
   Money Market Fund, Institutional Municipal               Variable and Floating Rate Instruments (not
   Fund and Prime Cash Management Fund only)                    applicable to Institutional Treasury Fund and
U.S. Virgin Islands, Guam and Puerto Rico                       Institutional 100% Treasury Fund)
   (applicable to Institutional Municipal Fund only)        Stand-By Commitments


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of June 17, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of June 17, 2003.

      ------------------------------------------------------------------------
      Institutional 100% Treasury Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   62.88%
      Trust Accounts
      CMG-1151-2
      401 S Tryon 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union Nation Bank                                     21.60%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Turtle and Co                                               5.89%
      FBO Capital Advisors
      PO Box 9427
      Boston MA  02209-9427
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional 100% Treasury Fund
      Institutional Service
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   35.05%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   28.78%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     9.50%
      Attn:  Money Funds
      8739 Research Dr
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------

      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Administrative
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  32.84%
      Artiman Ventures, L. P.
      2370 Watson Court Suite 220
      Palo Alto CA  94303-3226
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  21.85%
      Ralph Morello
      4059 West Bradley Road
      Milwaukee WI  53209-1769
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  19.81%
      The Bianchini Family Trust
      Frank Vincent Bianchini &
      3121 West Coast Hwy #6-C
      Newport Beach CA  92663-4071
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  10.85%
      EMJAYCO
      FBO Schaefer Tool & Mfg. Co.
      5844 North 99th Street
      Milwaukee WI  53225-2513
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  5.66%
      Holroyd Corp
      13 Burning Hollow Rd
      Saddle River NJ  07458-2938
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   34.70%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Evergreen Select Fixed Income Trust                         10.15%
      FBO SSB #4252
      Select Adjustable Rate
      200 Berkeley St
      Boston MA  02116-5022
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Turtle and Co                                               9.44%
      FBO Capital Advisors
      Attn:  Megan Butler (CC3)
      1200 Crown Colony Dr
      Quincy MA  02169-0938
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co                                                   5.97%
      C/O First Union National Bank
      Sweep Funds Processing PA 4903
      123 S Broad St
      Philadelphia PA  19109-1029
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Bear Stearns Securities Corp                                5.07%
      FBO:  001 04111-14
      Attn:  Money Markets
      1 Metrotech Ctr N
      Brooklyn NY  11201-3870
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Institutional Service
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   30.55%
      Trust Accounts LS - 15
      CMG-1151-2
      401 S Tryon St 3rd Fl.
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     14.35%
      Attn:  Money Funds
      8739 Research Drive
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      USAA Investment Management Co                               12.36%
      Special Custody Account For
      Exclusive Benefit of Customers of
      Broker/Dealers
      9800 Fredricksburg
      San Antonio TX  78288-0001
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co                                                   6.45%
      C/O First Union National Bank
      Sweep Funds Procssing PA 4903
      123 S Broad St
      Philadelphia PA  19109-1029
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   5.33%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Investor
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   56.59%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Interpool Inc                                               14.01%
      Attn:  Karen Angello
      211 College Rd E
      Princeton NJ  08540-6623
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     13.61%
      Attn:  Money Funds
      8739 Research Dr
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Participant
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      USAA Investment Management Co                               91.02%
      Special Custody Account For
      Exclusive Benefit of Customers of
      Broker/Dealers   Cust LS-1200
      9800 Fredericksburg
      San Antonio TX  78288-0001
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   7.35%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Reserve
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   98.31%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Money Market Fund
      Resource
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   96.29%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Administrative
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  28.43%
      Gene Reed Investments
      Limited Partnership
      7519 Rivers Avenue
      Charleston SC  29406-4662
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  27.11%
      Syntel Inc.
      525 E Big Beaver Road
      Suite 300
      Troy MI  48083-1367
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  25.97%
      Rakesh Gangwal
      1155 Crest Lane
      Mc Lean VA  22101-1805
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  7.43%
      Robert E Rigsby
      9806 Kingsbridge Rd
      Richmond VA  23233-5712
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  6.55%
      Rakesh Gangwal
      1155 Crest Lane
      Mc Lean VA  22101-1805
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   51.18%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28208-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     6.81%
      Attn:  Money Funds
      8739 Research Dr
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------



      ----------------------------------------------------------- ------------
      Evergreen Municipal Trust                                   5.30%
      FBO SSB# 2LH1
      Tax Free High Income
      200 Berkeley St
      Boston MA  02116-5022
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Institutional Service
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      USAA Investment Management Co.                              30.43%
      Special Custody A/C
      F/E/B/O Our Customers
      Of Broker / Dealer
      9800 Fredericksburg Rd
      San Antonio TX  78288-001
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     9.69%
      Attn:  Money Funds
      8739 Research Dr
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   6.56%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Investor
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  14.76%
      Donald C Carter
      6 Lagomar Road
      Palm Beach FL  33480-5101
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Wachovia Securities Inc                                     12.67%
      Attn:  Money Funds
      8739 Research Dr
      Charlotte NC  28262-8537
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  10.89%
      Willard Brothers
      Construction Inc
      Nobhill Business Center
      5391 Nobhill Rd
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  6.74%
      Jennifer Carter
      291 Mansfield Avenue
      Darien CT  06820-2829
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Clearing Corporation                                  5.55%
      FBO:  Redding Holdings Inc
      Attn:  Jamey Mazzottn
      12 Scenic Blf
      Newport Coast CA  92657-2103
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Participant
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      USAA Investment Management Co                               90.45%
      Special Custody Account for
      Exclusive Benefit of Customers of
      Broker/Dealers
      9800 Fredericksburg
      San Antonio TX  78288-0001
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Reserve
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union Corp                                            100.00%
      C/O Evergreen Investment Services
      Attn:  Lori Gibson NC 1195
      401 S Tryon St 5th Fl.
      Charlotte NC  28288-0001
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Municipal Fund
      Resource
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union Corp.                                           100.00%
      C/O Evergreen Investment Services
      Attn:  Lori Gibson NC  1195
      401 S Tryon St 5th Fl.
      Charlotte NC  28288-0001
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Administrative
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   100.00%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   56.95%
      Trust Accounts LS - 15
      CMG-1151-2
      401 S Tryon St 3rd Flr.
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   31.41%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co                                                   7.17%
      C/O First Union National Bank
      Sweep Funds Processing PA 4903
      123 S Broad St
      Philadelphia PA  19109-1029
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Institutional Service
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   53.49%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   18.24%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co.                                                  8.03%
      C/O First Union National Bank
      Sweep Funds Processing PA  4903
      123 S Broad St.
      Philadelphia PA  19109-1029
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Investor
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   72.54%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co.                                                  27.34%
      C/O First Union National Bank
      Sweep Funds Processing PA 4903
      123 S Broad St
      Philadelphia  PA  19109-1029
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Participant
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   99.99%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Flr
      Charlotte, NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Reserve
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   100.00%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Fl.
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional Treasury Fund
      Resource
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   96.09%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Administrative
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      Wachovia Corp.                                              100.00%
      C/O Evergreen Investment Services
      Attn:  Lori Gibson NC 1195
      401 S Tryon St  5th Fl
      Charlotte NC  28288-0001
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   44.56%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------

      ----------------------------------------------------------- ------------
      First Union National Bank                                   12.13%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Evergreen Equity Trust                                      10.46%
      FBO SSB # 2L3C
      Foundation
      200 Berkeley St
      Boston MA  02116-5022
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Evergreen Equity Trust                                      5.48%
      FBO SSB # 4287
      Omega
      200 Berkeley St
      Boston MA  02116-5022
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Institutional Service
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   49.66%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Flr
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   41.50%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Coyote Valley Tribal                                        5.93%
      Childrens Fund
      Attn:  Michele Johnson
      P O Box 39
      Redwood Valley CA  95470-0039
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Investor
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   86.19%
      Trust Accounts
      11th Floor CMG-1151
      301 S Tryon St
      Charlotte NC  28202
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Walkup Company                                              9.99%
      5945 Armour Dr
      Houston TX  77020-8193
      ----------------------------------------------------------- ------------

      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Participant
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   96.86%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St  3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Reserve
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   85.58%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Flr.
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   14.29%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Flr.
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Institutional U.S. Government Fund
      Resource
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   100.00%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Prime Cash Management Fund
      Administrative
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   94.95%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Floor
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      First Union Corp.                                           5.05%
      C/O Evergreen Investment Services
      Attn:  Lori Gibson NC  1195
      401 S Tryon St 5th Fl
      Charlotte NC  28288-0001
      ----------------------------------------------------------- ------------
      ------------------------------------------------------------------------
      Prime Cash Management Fund
      Institutional
      ------------------------------------------------------------------------
      ----------------------------------------------------------- ------------
      First Union National Bank                                   50.50%
      Trust Accounts
      CMG-1151-2
      401 S Tryon St 3rd Fl
      Charlotte NC  28202-1934
      ----------------------------------------------------------- ------------
      ----------------------------------------------------------- ------------
      Byrd & Co                                                   23.24%
      C/O First Union National Bank
      Sweep Funds Processing - PA4903
      123 S Broad St
      Philadelphia PA  19109-1029
      ----------------------------------------------------------- ------------

------------------------------------------------------------ -----------------
Wachovia Securities Inc                                      5.05%
Attn:  Money Funds
8739 Research Dr
Charlotte NC  28262-8537
------------------------------------------------------------ -----------------
------------------------------------------------------------------------------
Prime Cash Management Fund
Institutional Service shares
------------------------------------------------------------------------------
------------------------------------------------------------ -----------------
First Union National Bank                                    65.54%
Trust Accounts
Attn:  Ginny Baten CMG-1151-2
401 S Tryon St 3rd Floor
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------
------------------------------------------------------------ -----------------
First Union National Bank                                    23.67%
Trust Accounts
11th Floor CMG-1151
301 S Tryon St
Charlotte NC  28202
------------------------------------------------------------ -----------------
------------------------------------------------------------ -----------------
First Union National Bank                                    10.67%
Trust Accounts
CMG-1151-2
401 S Tryon St 3rd Floor
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------
------------------------------------------------------------------------------
Prime Cash Management Fund
Investor
------------------------------------------------------------------------------
------------------------------------------------------------ -----------------
First Union National Bank                                    58.67%
Trust Accounts
Attn:  Ginny Batten CMG-1151-2
401 S Tryon St  3rd Floor
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------
------------------------------------------------------------ -----------------
First Union National Bank                                    38.13%
Trust Accounts
11th Floor CMG-1151
301 S Tryon ST
Charlotte NC  28202
------------------------------------------------------------ -----------------
------------------------------------------------------------------------------
Prime Cash Management Fund
Participant
------------------------------------------------------------------------------
------------------------------------------------------------ -----------------
First Union National Bank                                    98.97%
Trust Accounts
Attn:  Ginny Batten CMG-1151-2
401 S Tryon St  3rd Fl
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------
------------------------------------------------------------------------------
Prime Cash Management Fund
Reserve
------------------------------------------------------------------------------
------------------------------------------------------------ -----------------
First Union National Bank                                    100.00%
Trust Accounts
Attn:  Ginny Batten CMG-1151-2
401 S Tryon St 3rd Fl
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------
------------------------------------------------------------------------------
Prime Cash Management Fund
Resource
------------------------------------------------------------------------------
------------------------------------------------------------ -----------------
First Union National Bank                                    100.00%
Trust Accounts
Attn  Ginny Batten CMG-1151-2
401 S Tryon St  3rd Floor
Charlotte NC  28202-1934
------------------------------------------------------------ -----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0630. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from each of the Funds an annual fee based on a percent of each Fund's average daily net assets, as follows:

                  ===================================== ====================
                                  Fund                  Average Daily Nets
                                                              Assets
                  ------------------------------------- --------------------
                  ===================================== ====================
                  Institutional 100% Treasury Fund             0.21%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Money Market Fund              0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Municipal Fund                 0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional Treasury Fund                  0.11%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Institutional U.S. Government Fund           0.12%
                  ------------------------------------- --------------------
                  ------------------------------------- --------------------
                  Prime Cash Management Fund                  0.30%*
                  ===================================== ====================
               * EIMC has agreed to contractually waive a portion of Prime Cash Management Fund's management fee and/or reimburse expenses for a period of one year beginning in June 2003.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund to the Funds' investment advisor for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by the Funds were paid to a previous investment advisor.

=================================================================================================================
Fund/Fiscal Year or Period                                        Advisory Fees Paid      Advisory Fees Waived
=================================================================================================================
=================================================================================================================
Fiscal Year or Period Ended February 28, 2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury Fund                                       $748,430                 $992,606
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                      $23,332,520                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund                                          $3,374,916                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund                                           $5,973,135                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional U.S. Government Fund                                    $1,259,892                $161,194
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Prime Cash Management Fund (a)                                         $450,765                 $883,689
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended February 28, 2002
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury Fund                                      $1,427,326               $1,183,922
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                      $13,781,849                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund                                          $2,207,194                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund                                           $3,905,153                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional U.S. Government Fund                                     $908,196                 $325,929
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Prime Cash Management Fund (b)                                        $1,896,107               $3,581,379
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fiscal Year or Period Ended February 28, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury Fund                                      $1,244,321               $1,149,197
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                       $7,321,561                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund                                          $1,426,251                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund                                           $3,513,429                   $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional U.S. Government Fund                                     $411,826                 $152,731
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Prime Cash Management Fund ( c )                                      $2,098,044               $3,559,886
=================================================================================================================

(a) For the three months ended February 28, 2003. Prime Cash Management Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
(b) For the year ended November 30, 2002. (c) For the year ended November 30, 2001.

12b-1 Fees

         Below are the 12b-1 fees paid by all share classes except Institutional shares, of each Fund for the fiscal year ended February 28, 2003. Institutional shares do not pay 12b-1 fees. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

=================================================================================================================

                                  Administrative shares            Investor shares           Reserve shares

=================================================================================================================
            Fund                    Distribution Fees             Distribution Fees         DistributionFees
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury                N/A                           N/A                       N/A
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market               $22,816                      $235,890                  $148,773
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund             $12,515                            $100,515               $7

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund               $6,943                      $164,449                  $602,207

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional U.S.                          $0                         $1,990                    $35,103
Government Fund
=================================================================================================================

=================================================================================================================

                               Institutional Service Shares      Participant shares          Resource shares
=================================================================================================================
            Fund                    Distribution Fees             Distribution Fees         Distribution Fees
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury              $834,335                        N/A                       N/A
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market              $8,650,837                    $634,634                   $84,992
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund            $1,490,330                     $93,986                     $8

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund             $5,370,732                   $1,721,133                 $279,782

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Institutional U.S.                       $469,669                    $1,136,262                 $126,052
Government Fund
=================================================================================================================


Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended February 28, 2003 and by the Trust and the nine other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

         ================================== ============================== ================================
                                             Aggregate Compensation from     Total Compensation from the
                                              the Funds for the fiscal     Evergreen Fund Complex for the
                      Trustee                    year ended 2/28/2003             twelve months ended
                                                                                    12/31/2002(1)
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Laurence B. Ashkin(2)                       $15,619                           $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Charles A. Austin, III                        $38,523                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Arnold H. Dreyfuss(2)                         $15,431                         $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         K. Dun Gifford                                $44,868                        $143,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         James S. Howell(3)                            13,318                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Leroy Keith Jr.                               $38,523                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Gerald M. McDonnell                           $38,523                        $134,727
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Thomas L. McVerry(4)                          $36,934                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         William Walt Pettit                           $38,523                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         David M. Richardson                           $38,523                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Russell A. Salton, III                      $43,951                          $144,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Michael S. Scofield                           $49,323                        $160,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard J. Shima                              $39,291                        $125,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------

         Richard K. Wagoner                            $38,523                        $125,000
         ================================== ============================== ================================

                  (1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                           Austin           $93,750
                           Howell           $36,400
                           McVerry          $125,000
                           Pettit           $125,000

                  (2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustee Emeriti.

                  (3) As of January 1, 2000, James B. Howell retired. As of December 31, 2002, Mr. Howell's 3-year term as Trustee Emeritus expired. Mr. Howell received compensation through December 31, 2002.

                  (4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.


                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds as of February 28, 2003. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
         Fund/Class                 One Year             Five Years       Ten Years or Since   Inception Date of
                                                                          Inception Date of          Class
                                                                                Class
===================================================================================================================
-------------------------------------------------------------------------------------------------------------------
Institutional 100% Treasury Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.48%                4.08%                4.13%                    12/8/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 1.23%                3.82%                3.87%                   12/22/1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund (1)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        1.70%                4.52%                4.76%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.75%                4.53%                4.77%                   11/19/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              1.65%                4.50%                4.74%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 1.49%                4.27%                4.51%                   11/25/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           1.24%                4.34%                4.62%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              0.94%                4.23%                4.53%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               1.09%                4.29%                4.58%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Municipal Fund (1)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        1.46%                3.06%                3.17%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.52%                3.08%                3.19%                   11/20/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              1.41%                3.04%                3.16%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 1.26%                2.82%                2.93%                   11/25/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           1.01%                2.89%                3.04%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              0.71%                2.77%                2.95%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               0.86%                2.83%                2.99%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Treasury Fund (1)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        1.50%                4.22%                4.48%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.56%                4.24%                4.49%                   11/20/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              1.45%                4.20%                4.46%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 1.30%                3.98%                4.23%                   11/27/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           1.05%                4.05%                4.34%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              0.75%                3.93%                4.25%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               0.90%                3.99%                4.30%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional U.S. Government Fund (1)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Administrative                        1.47%                 N/A                 3.87%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.52%                 N/A                 3.89%                    10/1/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investor                              1.42%                 N/A                 3.84%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Institutional Service                 1.26%                 N/A                 3.63%                    10/1/1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Participant                           1.01%                 N/A                 3.62%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Resource                              0.71%                 N/A                 3.45%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reserve                               0.86%                 N/A                 3.53%                     5/1/2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Prime Cash Management Fund (2)
-------------------------------------------------------------------------------------------------------------------
Institutional                         1.65%           4.45%                4.82%                    12/2/1993
===================================================================================================================

(1) Historical performance shown for Administrative, Investor, Participant, Reserve and Resource shares prior to their inception is based on the performance of Institutional shares, the original class offered. These historical returns have not been adjusted to reflect the effect of the each class' 12b-1 fees. These fees are 0.05% for Administrative shares, 0.10% for Investor shares, 0.25% for Institutional Service shares, 0.50% for Participant shares, 0.65% for Reserve shares and 0.80% for Resource shares. Institutional shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.
(2) Historical performance shown for Institutional shares, prior to 6/7/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

Current Yield

         Below are the current and effective yields for each class of shares of the Funds for the 7-day period ended February 28, 2003. For more information, see "7-Day Current and Effective Yield" under "Performance Calculation" in Part 2 of the SAI.

       =========================================================================================
                     Fund                      Current Yield             Effective Yield
       =========================================================================================
       -----------------------------------------------------------------------------------------
       Institutional 100% Treasury Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.00%                      1.01%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Service                       0.75%                      0.75%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Money Market Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Administrative                              1.23%                      1.24%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.28%                      1.29%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Investor                                    1.18%                      1.19%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Service                       1.03%                      1.04%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Participant                                 0.78%                      0.79%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Resource                                    0.48%                      0.49%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Reserve                                     0.63%                      0.64%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Municipal Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Administrative                              1.10%                      1.10%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.15%                      1.15%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Investor                                    1.05%                      1.05%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Service                       0.90%                      0.90%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Participant                                 0.65%                      0.65%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Resource                                    0.35%                      0.35%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Reserve                                     0.50%                      0.50%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Treasury Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Administrative                              1.09%                      1.10%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.14%                      1.15%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Investor                                    1.04%                      1.05%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Service                       0.89%                      0.90%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Participant                                 0.64%                      0.64%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Resource                                    0.34%                      0.34%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Reserve                                     0.49%                      0.49%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional U.S. Government Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Administrative                              1.10%                      1.10%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.15%                      1.15%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Investor                                    1.05%                      1.05%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional Service                       0.90%                      0.90%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Participant                                 0.65%                      0.65%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Resource                                    0.35%                      0.35%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Reserve                                     0.50%                      0.50%
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Prime Cash Management Fund
       -----------------------------------------------------------------------------------------
       -----------------------------------------------------------------------------------------
       Institutional                               1.29%                      1.29%
       =========================================================================================

         Below are the tax equivalent yields for each class of shares of the Institutional Municipal Fund for the 7-day period ended February 28, 2003. The maximum federal tax rate of 38.6% is assumed. For more information, see "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

 =======================================================================
                                            Tax Equivalent Yield
 -----------------------------------------------------------------------
 Institutional Municipal Fund
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Administrative                                    1.10%
 -----------------------------------------------------------------------
 Institutional                                     1.15%
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Investor                                          1.05%
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Institutional Service                             0.90%
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Participant                                       0.65%
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Resource                                          0.35%
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
 Reserve                                           0.50%
 =======================================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02106-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

================================================= ==========================
            Average Daily Net Assets                   Administrative
      of the Evergreen Money Market Funds             Service Fee Rates
------------------------------------------------- --------------------------
------------------------------------------------- --------------------------

               First $60 billion                           0.060%
------------------------------------------------- --------------------------
------------------------------------------------- --------------------------

                Next $40 billion                           0.055%
------------------------------------------------- --------------------------
------------------------------------------------- --------------------------

                Next $25 billion                           0.050%
------------------------------------------------- --------------------------
------------------------------------------------- --------------------------

          On assets over $125 billion                      0.040%
================================================= ==========================

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, all of the Funds, except Prime Cash Management Fund, paid EIS under a different fee schedule. Prior to November 30, 2001, administrative fees paid by Prime Cash Management Fund were paid to a previous administrator.

=============================================================================
Fund/Fiscal Year or Period                        Administrative Fees Paid
=============================================================================
Year Ended February 28, 2003
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional 100% Treasury Fund                          $492,577
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Money Market Fund                          $12,600,572
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Municipal Fund                             $1,882,249
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Treasury Fund                              $3,226,565
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional U.S. Government Fund                        $703,614
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Cash Management Fund (a)                            $263,165
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Year Ended February 28, 2002
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional 100% Treasury Fund                          $407,805
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Money Market Fund                          $7,517,372
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Municipal Fund                             $1,203,924
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Treasury Fund                              $2,130,084
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional U.S. Government Fund                        $454,098
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Cash Management Fund (b)                            $986,693
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Year Ended February 28, 2001
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional 100% Treasury Fund                          $354,736
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Money Market Fund                          $3,980,508
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Municipal Fund                              $774,821
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Treasury Fund                              $1,909,453
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional U.S. Government Fund                        $205,564
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Prime Cash Management Fund ( c )                          $942,988
=============================================================================

(a) For the three months ended February 28, 2003. Prime Cash Management Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

(b) For the year ended November 30, 2002 (c) For the year ended November 30, 2001

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:
============================== ======================= =========================
                                Annual Fee Per Open     Annual Fee Per Closed
                                      Account*                Account**
Fund Type
------------------------------ ----------------------- -------------------------
------------------------------ ----------------------- -------------------------
Money Market Funds                     $26.75                   $9.00
============================== ======================= =========================

         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.

        ** Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, NY 10026, markets the Funds through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006 provides legal advice to the
Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the independent auditors' report thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge by writing to Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898, or by downloading if off our website atEvergreenInvestments.com.

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v)  Federal National Mortgage Association; and

         (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly

                                      2-1
payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked

                                      2-2
to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be

                                      2-3
of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock

                                      2-4
on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

                                      2-5

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying

                                      2-6
security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

                                      2-7

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays

                                      2-8
or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized.

                                      2-9

Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of

                                      2-10
developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

                                      2-11

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

                                      2-12

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such

                                      2-13
laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is

                                      2-14
entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

                                      2-15

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of

                                      2-16
such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

                                      2-17

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

                                      2-18

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end sales charges are imposed on Class A shares purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the

                                      2-19
broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                5.00%
Second 12-month period following the month of purchase                4.00%
Third 12-month period following the month of purchase                 3.00%
Fourth 12-month period following the month of purchase                3.00%
Fifth 12-month period following the month of purchase                 2.00%
Sixth 12-month period following the month of purchase                 1.00%
Thereafter                                                            0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

                                      2-20

REDEMPTION TIME                                                     CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%

Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P. or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

                                      2-21

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                                      2-22

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                                      2-23

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

                                      2-24

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-25

                                [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years. ATVD = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

                                      2-26

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions). n = number of years. ATVDR = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a

                                      2-27
fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                                      2-28

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                            Current Maximum
                         Class 12b-1 Fees Allowed Under
                                                               the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(d)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(e)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(f)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(g)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(h)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0. 30% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.
                                      2-29

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.


         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                  Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.
Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

                                      2-30

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                      2-31

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

                                      2-32

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for all amounts over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------

                                      2-33

                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

** Evergreen Adjustable Rate Fund and Evergreen Ultra Short Duration Fund pay 0.25% to investment firms for all amounts over $1,000,000.
         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely

                                      2-34
distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

                                      2-35

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such

                                      2-36
dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

                                      2-37

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been

                                      2-38
elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of

                                      2-39
voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

                                      2-40

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
    Date of Birth            with       Year of                    Years                         Portfolios
                            Trust       Term of                                                  Overseen in      Directorships
                                                                                               Evergreen Funds     held outside
                                                                                                Complex as of      of Evergreen
                                                                                                   12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton, Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-42

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
                                      2-43

----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.
** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

       Set forth below are the officers of each of the eleven Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis  H. Ferro                 President                President and Chief Investment Officer, Evergreen
401 S. Tryon                                              Investment Management Company, Inc and Senior Vice President,
Charlotte, NC 28288                                       Wachovia Bank, N.A.
DOB: 6/20/1945
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                   Vice  President and     Vice  President,  Tax,  BISYS Fund Services;
BISYS                             Assistant  Treasurer    former  Assistant Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National   Bank;   former  Senior   Tax Consulting/Acting
Columbus, OH                                              Manager, Investment Companies  Group, PricewaterhouseCoopers
43219-8001                                                LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
                                      2-44

-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      2-45

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                      2-46

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                      2-47

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                      2-48

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

                                      2-49

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      2-50

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                                      2-51

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization

                                      2-52
process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

                                      2-53

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                      2-54

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


                                      2-55

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Contained herein.

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  a and b above
          of  holders of the  securities  being  registered
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII


(d)       Investment Advisory and Management Agreement           Contained herein.
          between the Registrant and Evergreen Investment
          Management Company, LLC

(e)(1)    Administrative Class Principal Underwriting Agreement  Incorporated by reference to between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 25
                                                                 Filed on March 28, 2003

(e)(2)    Institutional Class and Institutional Service Class    Incorporated by reference to
          Principal Underwriting Agreement between the           Registrant's Post-Effective Amendment No. 25
          Registrant and Evergreen Distributor, Inc.             Filed on March 28, 2003

(e)(3)    Investor Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(4)    Participant Class Principal Underwriting Agreement     Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(5)    Reserve Class Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(e)(6)    Resource Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and Trust     Post-Effective Amendment No. 24
          Company (Prime Cash Management Fund)                   Filed on October 25, 2002

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Registrant's Post-Effective Amendment No. 25
          and Trust Co.                                          Filed on March 28, 2003

(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment No. 23
          Services, Inc.                                         Filed on June 28, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 23
                                                                 Filed on June 28, 2002

(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and State Street          Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and Evergreen             Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 24
          Company, LLC (Evergreen Prime Cash Management          Filed on October 25, 2002
          Money Market Fund)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
            SNAP Fund                                            Post-Effective Amendment No. 24
                                                                 Filed on October 25, 2002

(j)(2)    Consent of KPMG LLP                                    Contained herein.
            Institutional Money Market Fund
            Institutional Municipal Money Market Fund
            Institutional Treasury Money Market Fund
            Institutional U.S. Government Money Market Fund
            Institutional 100% Treasury Money Market Fund
            Prime Cash Management Money Market Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Incorporated by reference to
          between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 25
                                                                 Filed on March 28, 2003

(m)(2)    Institutional Service 12b-1 Distribution Plan          Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(3)    Investor Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(4)    Participant Class 12b-1 Distribution Plan              Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(m)(6)    Resource Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 25
          Distributor, Inc.                                      Filed on March 28, 2003

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 19
                                                                 Filed on October 25, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company, LLC and the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of June, 2003.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of June, 2003.


/s/ Dennis H. Ferro               /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                         Secretary                         Treasurer
(Chief Investment Officer)                                          (Principal Financial and Accounting
                                                                     Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Russell A. Salton, III MD      /s/ Richard J. Shima
-----------------------------    -----------------------------       ------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard J. Shima*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Richard K. Wagoner
------------------------------   ------------------------------     ---------------------------
Michael S. Scofield*              David M. Richardson*              Richard K. Wagoner*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.
------------------------------
Leroy Keith, Jr.*
Trustee


*By: /s/ Lloyd Lipsett
-------------------------------
Lloyd Lipsett
Attorney-in-Fact

*Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit
------    -------
(a)       Declaration of Trust

(d) Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company, LLC

(j)(4)    Consent of KPMG LLP
            Institutional Money Market Funds

                       AGREEMENT AND DECLARATION OF TRUST


                                       of


                       EVERGREEN SELECT MONEY MARKET TRUST

                            a Delaware Business Trust

                          Principal Place of Business:
                               200 Berkeley Street
                           Boston, Massachusetts 02116


                              Agent for Service of
                              Process in Delaware:

                            Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801

                                TABLE OF CONTENTS


                       AGREEMENT AND DECLARATION OF TRUST


ARTICLE I    Name and Definitions............................................1

         1.  Name     .......................................................1
         2.  Definitions.....................................................1
             (a)      By-Laws................................................1
             (b)      Certificate of Trust...................................1
             (c)      Class..................................................1
             (d)      Commission.............................................2
             (e)      Declaration of Trust...................................2
             (f)      Delaware Act...........................................2
             (g)      Interested Person......................................2
             (h)      Adviser(s).............................................2
             (i)      1940 Act...............................................2
             (j)      Person.................................................2
             (k)      Principal Underwriter..................................2
             (l)      Series.................................................2
             (m)      Shareholder............................................2
             (n)      Shares.................................................2
             (o)      Trust..................................................2
             (p)      Trust Property.........................................2
             (q)      Trustees...............................................2

ARTICLE II   Purpose of Trust................................................3

ARTICLE III  Shares..........................................................3

         1.  Division of Beneficial Interest.................................3
         2.  Ownership of Shares.............................................4
         3.  Transfer of Shares..............................................4
         4.  Investments in the Trust........................................5
         5.  Status of Shares and Limitation of Personal Liability...........5
         6.  Establishment, Designation, Abolition or
             Termination, etc. of Series or Class............................5
             (a)      Assets Held with Respect to a Particular Series........5
             (b)      Liabilities Held with Respect to a Particular Series...6
             (c)      Dividends, Distributions, Redemptions,
                      and Repurchases........................................7
             (d)      Equality...............................................7
             (e)      Fractions..............................................7
             (f)      Exchange Privilege.....................................7

             (g)      Combination of Series..................................7

ARTICLE IV   Trustees........................................................8

         1.  Number, Election, and Tenure....................................8
         2.  Effect of Death, Resignation, etc. of a Trustee.................8
         3.  Powers..........................................................9
         4.  Payment of Expenses by the Trust...............................12
         5.  Payment of Expenses by Shareholders............................13
         6.  Ownership of Assets of the Trust...............................13
         7.  Service Contracts..............................................13
         8.  Trustees and Officers as Shareholders..........................14
         9.  Compensation...................................................15

ARTICLE V    Shareholders' Voting Powers and Meetings.......................15

         1.  Voting Powers, Meetings, Notice and Record Dates...............15
         2.  Quorum and Required Vote.......................................15
         3.  Record Dates...................................................16
         4.  Additional Provisions..........................................16

ARTICLE VI   Net Asset Value, Distributions and Redemptions.................16

         1.  Determination of Net Asset Value, Net Income
             and Distributions..............................................16
         2.  Redemptions and Repurchases....................................16

ARTICLE VII  Limitation of Liability; Indemnification.......................17
         1.  Trustees, Shareholders, etc. Not Personally
             Liable; Notice.................................................17
         2.  Trustees' Good Faith Action; Expert Advice;
             No Bond or Surety..............................................18
         3.  Indemnification of Shareholders................................19
         4.  Indemnification of Trustees, Officers, etc.....................19
         5.  Compromise Payment.............................................20
         6.  Indemnification Not Exclusive, etc.............................20
         7.  Liability of Third Persons Dealing with Trustees...............20
         8.  Insurance......................................................21

ARTICLE VIII Miscellaneous

         1.  Termination of the Trust or Any Series or Class................21
         2.  Reorganization.................................................21
         3.  Amendments.....................................................22
         4.  Filing of Copies; References; Headings.........................23

         5.  Applicable Law.................................................23
         6.  Provisions in Conflict with Law or Regulations.................24
         7.  Business Trust Only............................................24

                       AGREEMENT AND DECLARATION OF TRUST

                       EVERGREEN SELECT MONEY MARKET TRUST


         THIS AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware business trust in accordance with the provisions hereinafter set forth.

         NOW, THEREFORE, the Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the benefit of the holders of Shares of this Trust.

                                    ARTICLE I

                              Name and Definitions

         Section 1. Name. This Trust shall be known as Evergreen Money Market Trust and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

         Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

         (a) "Adviser(s)" means a party or parties furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 6(a) hereof;

         (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time, which By-Laws are expressly herein incorporated by reference as part of the "governing instrument" within the meaning of the Delaware Act;

         (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Act;

         (d) "Class" means a class of Shares of a Series of the Trust established in accordance with the provisions of Article III hereof;

         (e)  "Commission"  shall have the  meaning  given such term in the 1940
Act;

         (f) "Declaration of Trust" means this Agreement and Declaration of Trust, as amended or restated from time to time;

         (g) "Delaware Act" means the Delaware Business Trust Act, 12 Del. C. ss.ss. 3801 et seq., as amended from time to time;

         (h) "Interested Person" shall have the meaning given it in Section 2(a)(19) of the 1940 Act;

         (i) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

         (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

         (k) "Principal Underwriter" shall have the meaning given such term in the 1940 Act;

         (l) "Series" means each Series of Shares established and designated under or in accordance with the provisions of Article III hereof; and where the context requires or where appropriate, shall be deemed to include "Class" or "Classes";

         (m) "Shareholder" means a record owner of outstanding Shares;

         (n) "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

         (o) "Trust" means the Delaware Business Trust established under the Delaware Act by this Declaration of Trust and the filing of the Certificate of Trust in the Office of the Secretary of State of the State of Delaware;

         (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

          (q) "Trustees" means the Person or Persons who have signed this Declaration of Trust and all other Persons who may from time to time be duly elected or appointed to serve as Trustees in accordance with the provisions hereof, in each case so long as such Person shall continue in office in accordance with the terms of this Declaration of

Trust, and reference herein to a Trustee or the Trustees shall refer to such Person or Persons in his or her or their capacity as Trustees hereunder.

                                   ARTICLE II

                                Purpose of Trust

         The purpose of the Trust is to conduct, operate and carry on the business of an investment company registered under the 1940 Act through one or more Series and to carry on such other business as the Trustees may from time to time determine. The Trustees shall not be limited by any law limiting the investments which may be made by fiduciaries.

                                   ARTICLE III

                                     Shares

         Section 1. Division of Beneficial Interest. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into Classes. Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, (i) to divide the beneficial interest in each Series or Class thereof into Shares, with or without par value as the Trustees shall determine, (ii) to issue Shares without limitation as to number (including fractional Shares) to such Persons and for such amount and type of consideration, including cash or securities, subject to any restriction set forth in the By-Laws, at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to divide or combine the Shares of any Series or Class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Shares of such Series or Class thereof in the assets held with respect to that Series, (v) to classify or reclassify any issued Shares of any Series or Class thereof into shares of one or more Series or Classes thereof; (vi) to change the name of any Series or Class thereof; (vii) to abolish or terminate any one or more Series or Classes thereof; (viii) to refuse to issue Shares to any Person or class of Persons; and
(ix) to take such other action with respect to the Shares as the Trustees may deem desirable.

         Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Shares of a Series shall be entitled to receive such Shareholder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series and upon redemption of the Shares of any Series, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

         All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

         All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of the Trust and as to the number of Shares of each Series or Class of the Trust held from time to time by each Shareholder.

         Section 3. Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-Laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the holder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

         Section 4. Investments in the Trust. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

         Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or any right to call for a participation or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 6. Establishment, Designation, Abolition or Termination etc. of Series or Class. The establishment and designation of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The abolition or termination of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that abolishes or terminates such Series or Class.

         Shares of each Series or Class of the Trust established pursuant to this Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

         (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be) shall irrevocably be held separate with respect to that Series for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation) any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

         (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the Certificate of Trust and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

          (c) Dividends, Distributions. Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article Vl, no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Shareholders.

         (d) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Share of any particular Series shall be equal to each other Share of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets held with respect to that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

         (e) Fractions. Any fractional Share of a Series or Class thereof shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Class of Shares of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

                                   ARTICLE IV

                                    Trustees

     Section 1. Number, Election and Tenure. The number of Trustees shall initially be 12, who shall be Laurence B. Ashkin, Charles A. Austin, III, K. Dun Gifford, James S. Howell, Leroy Keith, Jr., Gerald M. McDonnell, Thomas L.
McVerry, David M. Richardson, Russell A. Salton, III, Michael S. Scofield, Richard J. Shima, and William W. Pettit (each, an "Initial Trustee"). Thereafter, the number of Trustees shall at all times be at least one and no more than such number as determined, from time to time, by the Trustees pursuant to Section 3 of this Article IV. Additional Trustees (each, a "New Trustee") may be appointed bu the Trustees to fill any vacancy, subject to the requirements of the 1940 Act, or may be elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose. Each Initial Trustee shall serve during the lifetime of the Trust until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each New Trustee shall serve for an initial term of three years, and, if thereafter re-appointed by at least two-thirds of the number of the Trustees then holding office or elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose, shall serve during the lifetime of the Trust or, in either case, until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankruptor incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner; until the next meeting of Shareholders caled for the purpose of electing Trustees and until the election and qualification of his or her successor. In the event that less than a majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall take such actions as may be necessary under applicable law for the election of Trustees. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust.

         Section 2. Effect of Death. Resignation. etc. of a Trustee. The death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Adviser(s) are empowered to appoint new Trustees subject to the provisions of the 1940 Act.

         Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in transactions of all kinds on behalf of the Trust as described in this Declaration of Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such By-Laws to the extent that such By-Laws do not reserve that right to the Shareholders; enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee; elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; employ an administrator for the Trust and may authorize such administrator to employ subadministrators; employ an investment adviser or investment advisers to the Trust and may authorize such Advisers to employ subadvisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the By-Laws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware.

         Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

          (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

         (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

         (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

         (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

         (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

         (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

         (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

         (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

         (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

         (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith to issue notes or other evidences of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

         (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

         (l) To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

         (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

         (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

         (o) To enter into contracts of any kind and description;

         (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

         (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

         (r) To interpret the investment policies, practices, or limitations of any Series or Class;

         (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

         (t) To the full extent permitted by the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

         (u) To invest all of the assets of the Trust, or any Series or any Class thereof in a single investment company;

         (v) Subject to the 1940 Act, to engage in any other lawful act or activity in which a business trust organized under the Delaware Act may engage.

         The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

         Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Advisers, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 6 hereof.

         Section 5. Payment of Expenses by Shareholders. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such Expenses due from such Shareholder, provided that the direct payment of such Expenses by Shareholders is permitted under applicable law.


         Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

         Section 7. Service Contracts.

         (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any Person and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Adviser(s) or administrator to delegate certain or all of its duties under such contracts to other qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

         (b) The Trustees may also, at any time and from time to time, contract with any Person, appointing such Person exclusive or nonexclusive distributor or Principal

Underwriter for the Shares of one or more of the Series (or Classes) or other securities to be issued by the Trust.

          (c) The Trustees are also empowered, at any time and from time to time, to contract with any Person, appointing such Person or Persons the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series.

          (d) The Trustees are further empowered, at any time and from time to time, to contract with any Person to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

         (e) The fact that:

               (i) any of the Shareholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Adviser, Principal Underwriter, distributor, or affiliate or agent of or for any Person, or for any parent or affiliate of any Person with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust; or that

               (ii) any  Person   with  which  an   advisory,   management,   or
                    administration contract or Principal Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other Persons, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its shareholders.

         Section 8. Trustees and Officers as Shareholders. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Shares.

         Section 9. Compensation. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.

                                    ARTICLE V

                    Shareholders' Voting Powers and Meetings

         Section 1. Voting Powers. Meetings. Notice. and Record Dates. The Shareholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws or any registration statement of the Trust with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable. Shareholders shall be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per Share for each Share held, as to any matter on which the Share is entitled to vote. Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Shareholders. Meetings of the Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

         Section 2. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, twenty-five percent (25%) of the Shares issued and outstanding shall constitute a quorum at a Shareholders' meeting but any lesser number shall be sufficient for adjourned sessions. When any one or more Series (or Classes) is to vote as a single Series (or Class) separate from any other Shares, twenty-five percent (25%) of the Shares of each such Series (or Class) issued and outstanding shall constitute a quorum at a Shareholders' meeting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

         Section 3. Record Dates. For the purpose of determining the Shareholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

         Section 4. Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.

                                   ARTICLE VI

                 Net Asset Value, Distributions and Redemptions

         Section 1. Determination of Net Asset Value, Net Income and Distributions. Subject to applicable law and Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or Class or net income attributable to the Shares of any Series or Class, or the declaration and payment of dividends and distributions on the Shares of any Series or Class, as they may deem necessary or desirable.

         Section 2. Redemptions and Repurchases.

         (a) The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the By-Laws, any registration statement of the Trust and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2(a) is subject to the provision that, during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

         (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series or Class thereof for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

         (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute thereof), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable (i) to call for the redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification, (ii) to refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or (iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article VI.

         (d) The holders of Shares shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.

                                   ARTICLE VII

                    Limitation of Liability; Indemnification

         Section 1. Trustees, Shareholders, etc. Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 4 of this Article VII, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust (or if the matter relates only to a particular Series, that of such Series), for the payment or performance thereof.

         The obligations of any instrument made or issued by the Trustees or by any officer of officers of the Trust are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be. The omission of any statement to such effect from such instrument shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the assets of any Series to the obligations of any other Series.

         Section 2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to Section 4 of this Article VII, a Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Adviser, administrator, distributor or Principal Underwriter, custodian or transfer agent, dividend disbursing agent, shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party employed by the Trust. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

         Section 3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

         Section 4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; or
(ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Section 5. Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4 of this
Article VII, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

         Section 6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article VII, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

         Section 7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 8. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

                                  ARTICLE VIII

                                  Miscellaneous

         Section 1. Termination of the Trust or Any Series or Class.

         (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trustees in their sole discretion may terminate the Trust.

         (b) Upon the requisite action by the Trustees to terminate the Trust or any one or more Series of Shares or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Shares (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Series or Classes involved, ratably according to the number of Shares of such Series or Class held by the Shareholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged from any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

         (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

         Section 2. Reorganization.

         (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

         (b) Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation or exchange or transfer of assets and liabilities approved by the Trustees in accordance with this Section 2 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

         (c) The Trustees may create one or more business trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

         Section 3. Amendments. Except as specifically provided in this Section 3, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 hereof, (ii) any amendment to this Section 3 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIl hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

         Section 4. Filing of Copies; References; Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 5. Applicable Law.

         (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a business trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to business trusts or actions that may be engaged in by business trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

         (b) Notwithstanding the first sentence of Section 5(a) of this Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust; (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust; or (viii) activities similar to those referenced in the foregoing items (i) through (vii).

         Section 6. Provisions in Conflict with Law or Regulations.

         (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such decision shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

         (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall, not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

         Section 7. Business Trust Only. It is the intention of the Trustees to create a business trust pursuant to the Delaware Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the Delaware Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners, or members of a joint stock association.

         IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Agreement and Declaration of Trust as of the 18th day of September, 1997.



/s/ Laurence B. Ashkin                       /s/ Thomas L. McVerry
Laurence B. Ashkin                           Thomas L. McVerry
Trustee and not individually                 Trustee and not individually



/s/ Charles A. Austin, III                   /s/ David M. Richardson
Charles A. Austin, III                       David M. Richardson
Trustee and not individually                 Trustee and not individually



/s/ K. Dun Gifford                           /s/ Russell A. Salton, III
K. Dun Gifford                               Russell A. Salton, III
Trustee and not individually                 Trustee and not individually



/s/ James S. Howell                          /s/ Michael S. Scofield
James S. Howell                              Michael S. Scofield
Trustee and not individually                 Trustee and not individually



/s/ Leroy Keith, Jr.                         /s/ Richard J. Shima
Leroy Keith, Jr.                             Richard J. Shima
Trustee and not individually                 Trustee and not individually



/s/ Gerald M. McDonnell                      /s/ William W. Pettit
Gerald M. McDonnell                          William W. Pettit
Trustee and not individually                 Trustee and not individually


                         THE PRINCIPAL PLACE OF BUSINESS
                                OF THE TRUST IS:

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                                           June 16, 2003


Evergreen Select Money Market Trust
200 Berkeley Street
Boston, MA 02116

Re:               Evergreen Prime Cash Management Money Market Fund

Ladies and Gentlemen:

Please be advised that Evergreen Investment Management Company, LLC agrees to waive fees and/or reimburse expenses in order to limit the Annual Total Fund Operating Expenses of Evergreen Prime Cash Management Money Market Fund to 0.28% for Class AD, 0.23% for Class I, 0.33% for Class IN, 0.48% for Class IS, 0.73% for Class P, 1.03% for Class RC and 0.88% for Class RV, beginning as of the date of this letter and ending June 16, 2004.

Please indicate your acceptance of this letter on behalf of the Trust by signing the enclosed copy of this letter where indicated.

                            Sincerely yours,

                            EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC



                            By: /s/ Christopher P. Conkey
                                ------------------------------
                                 Christopher P. Conkey
                                 Executive Managing Director


RECEIVED AND ACKNOWLEDGED:

EVERGREEN EQUITY TRUST



By:      /s/ Michael H. Koonce
    --------------------------
         Michael H. Koonce
         Secretary

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 11th day of May 2001, by and between EVERGREEN SELECT MONEY MARKET TRUST, a Delaware statutory trust (the "Trust") and EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

                  1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

                  (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

                  2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

                  3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;

         (b) all charges and expenses for bookkeeping and auditors;

         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;

         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the Adviser;

         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;

         (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;

         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;

         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and

         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day. A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect until December 31, 2001 and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of the unaffected Funds; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                  EVERGREEN SELECT MONEY MARKET TRUST, on behalf of each of the series listed in Schedule 1


                  By:
                  Name:
                  Title:

                  EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                  By:
                  Name:
                  Title:

                                                       As of March 1, 2002

                                   Schedule 1


             Evergreen Institutional 100% Treasury Money Market Fund
           (formerly Evergreen Select 100% Treasury Money Market Fund)
                    Evergreen Institutional Money Market Fund
                  (formerly Evergreen Select Money Market Fund)
               Evergreen Institutional Municipal Money Market Fund
             (formerly Evergreen Select Municipal Money Market Fund)
               Evergreen Institutional Treasury Money Market Fund
             (formerly Evergreen Select Treasury Money Market Fund)
            Evergreen Institutional U.S. Government Money Market Fund
          (formerly Evergreen Select U.S. Government Money Market Fund)
                Evergreen Prime Cash Management Money Market Fund
                                   SNAP Fund

                                                            As of March 1, 2002

                                   Schedule 2

         As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:


         I.      Evergreen Institutional 100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                  0.21 of 1% of Average Daily Net Assets of the Fund


                 Evergreen Institutional Money Market Fund
                 Evergreen Institutional Municipal Money Market Fund
         II.     Evergreen Institutional Treasury Money Market Fund
--------------------------------------------------------------------------------

                  0.11 of 1% of the Average Daily Net Assets of the Fund


         III.    Evergreen Institutional U.S. Government Money Market Fund
--------------------------------------------------------------------------------

                  0.12 of 1% of the Average Daily Net Assets of the Fund


         IV.     SNAP Fund
--------------------------------------------------------------------------------

                  0.08 of 1% of the first billion dollars of the Average Daily Net Assets of the Fund; 0.06 of 1% of next billion dollars; and 0.04 of 1% of the any amounts over $2 billion dollars;

              with an additional credit to the Fund of 0.01 of 1% of the Average Daily Net Assets of the private SNAP participant accounts.


         V.      Evergreen. Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------

                  0.30 of 1% of the Average Daily Net Assets of the Fund

                         CONSENT OF INDEPENDENT AUDITORS



Board of Trustees
Evergreen Select Money Market Trust

We consent to the use of our reports dated April 4, 2003 for Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, and Evergreen Prime Cash Management Money Market Fund, each a series of the Evergreen Select Money Market Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.


                                      /s/ KPMG LLP


Boston, Massachusetts
June 30, 2003

                                                                  June 30, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Money Market Trust (the "Trust")
                 Evergreen Institutional Money Market Funds
                   Post-Effective Amendment No. 26 to Registration Statement No. 333-37227/811-08405

Ladies and Gentlemen:

     On behalf of the Evergreen Select Money Market Trust, a Delaware statutory trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i) for the purpose of bringing the Funds' Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource share classes' financial statements up to date pursuant to Section 10(a)(3) of the 1933 Act and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3433.

                                                 Sincerely yours,

                                                 /s/ Lloyd Lipsett

                                                 Lloyd Lipsett

Enclosure